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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09913
AIM Counselor Series Trust (Invesco Counselor Series Trust)*
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/30
Date of reporting period: 6/30/10

*	Funds included are: Invesco California Tax-Free Income Fund, Invesco Large Cap Relative Value Fund, Invesco New York Tax-Free Income Fund and Invesco Van Kampen Equity and Income Fund.

Item 1. Reports to Stockholders.

Invesco California Tax-Free Income Fund
Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
21	Fund Expenses
22	Approval of Investment Advisory and Sub-Advisory Agreements
24	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.62%
Class B Shares	3.61
Class C Shares	3.36
Class Y Shares	3.65
Barclays Capital California Municipal Index▼ (Broad Market Index)	4.16
Lipper CA Municipal Debt Funds Index■ (Peer Group Index)	3.83

▼ Invesco, Barclays Capital; ■ Lipper Inc.
The Barclays Capital California Municipal Index is an index of California investment grade municipal bonds.
     The Lipper CA Municipal Debt Funds Index is an unmanaged index considered representative of California municipal debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	3.80%
10 Years	3.98
5 Years	1.90
1 Year	6.44

Class B Shares
Inception (7/11/84)	6.34%
10 Years	4.48
5 Years	2.65
1 Year	6.71

Class C Shares
Inception (7/28/97)	3.68%
10 Years	3.93
5 Years	2.38
1 Year	10.15

Class Y Shares
Inception (7/28/97)	4.44%
10 Years	4.71
5 Years	3.16
1 Year	11.90
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco California Tax-Free Income Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco California Tax-Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.85%, 0.84%, 1.35% and 0.60%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.87%, 0.86%, 1.37% and 0.62%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.
2       Invesco California Tax-Free Income Fund

Letters to Shareholders

   Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

    Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
3       Invesco California Tax-Free Income Fund

Schedule of Investments

June 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–103.5%
California–99.6%
Adelanto Public Utility Authority, Ser 2009 A	6.75%	07/01/39	$1,500	$1,543,770

Alameda County Joint Powers Authority, Ser 2008 A (AGM)(a)	5.00	12/01/25	750	776,273

Alameda County Joint Powers Authority, Ser 2008 A (AGM)(a)	5.00	12/01/26	1,325	1,363,823

Alvord Unified School District, Ser 2008 A (AGM)(a)	5.00	08/01/28	1,590	1,650,976

Anaheim Public Financing Authority, Ser 1997 C (AGM)(a)	6.00	09/01/16	4,000	4,501,200

Antelope Valley Healthcare District, Refg Ser 1997 A (AGM)(a)	5.20	01/01/20	8,000	8,002,640

Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1(b)	5.25	04/01/26	4,685	5,135,369

Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1(b)	5.25	04/01/29	5,205	5,601,517

Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Ser 2008 F-1	5.00	04/01/39	2,500	2,561,150

Beverly Hills Unified School District, Election of 2008 Ser 2009(c)	0.00	08/01/26	1,465	657,814

Beverly Hills Unified School District, Election of 2008 Ser 2009(c)	0.00	08/01/32	3,045	934,602

California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Ser 2006(d)	0.00	06/01/28	5,000	3,806,450

California Educational Facilities Authority, California College of the Arts Ser 2005	5.00	06/01/35	2,000	1,704,060

California Educational Facilities Authority, Pitzer College Ser 2005 A	5.00	04/01/35	2,000	1,928,320

California Educational Facilities Authority, Pitzer College Ser 2009	6.00	04/01/40	2,000	2,143,140

California Educational Facilities Authority, University of San Diego Ser 1998 (AMBAC)(a)	5.00	10/01/22	5,000	5,009,800

California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/27	4,000	4,014,720

California Health Facilities Financing Authority, Childrens Hospital, Ser 2010 A (AGM)(a)	5.25	07/01/38	1,250	1,246,363

California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 A	5.25	04/01/39	2,000	1,947,740

California Health Facilities Financing Authority, Scripps Memorial Hospital Ser 2010 A	5.00	11/15/36	3,500	3,484,565

California Infrastructure & Economic Development Bank, California Science Center Phase II Ser 2006 C (NATL-RE & FGIC)(a)	5.00	05/01/31	2,000	1,853,360

California Infrastructure & Economic Development Bank, Kaiser Hospital Assistance Ser 2001 A	5.55	08/01/31	5,000	5,036,300

California Infrastructure & Economic Development Bank, Pacific Gas Electric, Ser 2009 B (Wells Fargo LOC)(e)(f)(g)	0.13	11/01/26	500	500,000

California Municipal Finance Authority, American Heritage Educational Foundation Ser 2006 A	5.25	06/01/26	1,000	937,360

California Municipal Finance Authority, Community Hospitals Central California (COPs)	5.00	02/01/20	2,055	2,018,113

California Pollution Control Financing Authority, Solid Waste Disposal Ser 2002 A (AMT)	5.00	01/01/22	2,000	2,014,300

California State Department of Water Resources, Ser 2003 Y (NATL-RE & FGIC)(a)	5.00	12/01/25	12,730	13,231,944

California State Public Works Board, Department of Corrections Refg Ser 1993 A (AMBAC)(a)	5.00	12/01/19	2,000	2,047,300

California State Public Works Board, Department of Mental Health Coaling Ser 2004 A(a)	5.00	06/01/25	515	508,058

California Statewide Communities Development Authority, Adventist Health Ser 2005 A	5.00	03/01/30	5,000	4,895,450

California Statewide Communities Development Authority, American Baptist Homes West Ser 2010	6.25	10/01/39	1,500	1,499,820

California Statewide Communities Development Authority, Cedars-Sinai Medical Center Ser 1992 (COPs)	6.50	08/01/12	820	861,877

California Statewide Communities Development Authority, Sutter Health Ser 2005 A	5.00	11/15/43	1,000	935,450

City & County of San Francisco, City Buildings Ser 2007 A (COPs) (NATL-RE & FGIC)(a)	4.50	09/01/37	4,000	3,709,920

City & County of San Francisco, Laguna Honda Hospital Ser 2005 I (AGM)(a)	5.00	06/15/30	8,000	8,204,640

City of Alhambra, Atherton Baptist Homes Ser A	7.625	01/01/40	1,575	1,648,269

City of Duarte, Ser 1999 A (COPs)	5.25	04/01/19	4,000	4,028,200

City of Los Angeles, Ser 2004 A (NATL-RE)(a)	5.00	09/01/24	5,000	5,314,100

City of Los Angeles, Wastewater Refg Ser 2003 B (AGM)(a)	5.00	06/01/22	6,500	6,858,020

City of San Jose, Airport Ser 2001 (NATL-RE & FGIC)(a)	5.00	03/01/25	10,000	10,026,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

City of Santa Clara, Ser 2008 A (Bank of America LOC)(e)(f)(g)	0.17%	07/01/34	$2,250	$2,250,000

City of Vernon, Ser 2009 A	5.125	08/01/21	2,000	2,103,420

Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC)(a)(c)	0.00	08/01/29	735	240,485

Corona-Norco Unified School District, Election of 2006 Ser 2009 B (AGC)(a)(c)	0.00	08/01/28	360	123,365

Corona-Norco Unified School District, Election of 2006 Ser B (AGC)(a)(c)	0.00	08/01/24	1,000	457,070

Corona-Norco Unified School District, Election of 2006 Ser B (AGC)(a)(c)	0.00	08/01/25	1,000	425,820

Corona-Norco Unified School District, Election of 2006 Ser B (AGC)(a)(c)	0.00	08/01/26	1,525	603,183

Corona-Norco Unified School District, Election of 2006 Ser B (AGC)(a)(c)	0.00	08/01/27	1,500	550,830

County of Madera, Valley Children’s Hospital Ser 1995 (COPs) (NATL-RE Insd)(a)	6.50	03/15/15	7,500	8,110,950

County of San Diego, Burnham Institute for Medical Research Ser 2006 (COPs)	5.00	09/01/34	2,000	1,719,080

Eden Township Healthcare District, Ser 2010 (COPs)	6.125	06/01/34	1,000	993,110

El Segundo Unified School District, Election of 2008 Ser 2009 A(c)	0.00	08/01/33	4,430	1,072,326

Fontana Public Financing Authority, Tax Allocation Ser 2003 A (AMBAC)(a)	5.375	09/01/25	1,500	1,502,460

Fontana Unified School District, Ser 2008 B (AGM)(a)(c)	0.00	02/01/33	9,445	2,301,463

Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1999	5.85	01/15/23	7,000	7,054,670

Foothill/Eastern Transportation Corridor Agency, Toll Road Ser 1999 (NATL-RE)(a)	5.125	01/15/19	4,000	3,999,360

Gilroy Unified School District, Election of 2008 Ser 2009 A (AGC)(a)(c)	0.00	08/01/29	5,350	1,715,156

Gilroy Unified School District, Election of 2008 Ser 2009 A (AGC)(a)(c)	0.00	08/01/31	3,650	992,946

Golden State Tobacco Securitization Corp., Enhanced Asset-Backed Ser 2005 A	5.00	06/01/45	2,500	2,246,400

Golden State Tobacco Securitization Corp., Enhanced Asset-Backed Ser 2007 A-1	5.125	06/01/47	4,000	2,587,080

Golden State Tobacco Securitization Corp., Enhanced Asset-Backed Ser 2007 A-1	5.75	06/01/47	4,425	3,182,902

Grossmont Union High School District, Ser 2006 (NATL-RE)(a)(c)	0.00	08/01/24	6,750	3,110,737

Huntington Beach Union High School District, Ser 2004 (AGM)(a)	5.00	08/01/27	1,750	1,807,715

Independent Cities Lease Finance Authority, San Juan Mobile Estates Ser 2006 A	5.125	05/15/41	2,000	1,703,300

Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.25	08/15/27	780	764,423

Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.25	08/15/28	470	457,122

Irvine Unified School District, Community Facilities District	6.70	09/01/35	1,000	1,029,590

Kern County Water Agency Improvement District No. 4, Ser 2008 A (COPs) (AGC)(a)	5.00	05/01/28	1,700	1,744,217

Long Beach Bond Finance Authority, Ser 1992 (AMBAC)(a)	6.00	11/01/17	20,000	21,927,400

Los Angeles Department of Airports, Los Angeles International Airport Ser A	5.00	05/15/35	1,500	1,529,205

Los Angeles Department of Water & Power, Ser 2001 A	5.125	07/01/41	3,000	3,014,580

Los Angeles Department of Water & Power, Ser 2001 A-1 (AGM)(a)(h)	5.25	07/01/11	935	982,517

Los Angeles Department of Water & Power, Ser 2001 A-1 (AGM)(a)	5.25	07/01/22	12,365	12,788,996

Los Angeles Department of Water & Power, Ser 2008 A-1(a)	5.25	07/01/38	2,000	2,112,940

Los Angeles Municipal Improvement Corp., Police Headquarters Ser 2006 A (NATL-RE & FGIC)(a)	4.75	01/01/31	3,000	2,934,600

Menifee Union School District, 2008 Election Ser C (AGC)(a)(c)	0.00	08/01/35	940	197,832

Menifee Union School District, Election of 2008 Ser C (AGC)(a)(c)	0.00	08/01/37	1,050	191,100

Metropolitan Water District of Southern California, Ser B(b)	5.00	07/01/27	8,585	9,367,694

Moorpark Unified School District, Election of 2008 Ser 2009 A (AGC)(a)(c)	0.00	08/01/31	840	228,514

Oakland Joint Powers Financing Authority, Oakland Administration Buildings Ref 2008 B (AGC)(a)	5.00	08/01/26	1,215	1,253,260

Oakland Joint Powers Financing Authority, Oakland Administration Buildings Ser 2008 B (AGC)(a)	5.00	08/01/25	850	882,011

Palomar Pomerado Health, Ser 2009 (COPs)	6.75	11/01/39	2,000	2,145,720

Patterson Joint Unified School District, 2008 Election Ser 2009 B (AGM)(a)(c)	0.00	08/01/47	1,700	146,200

Patterson Joint Unified School District, 2008 Election Ser B (AGM)(a)(c)	0.00	08/01/44	6,250	659,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Patterson Joint Unified School District, 2008 Election Ser B (AGM)(a)(c)	0.00%	08/01/45	$6,715	$662,771

Patterson Joint Unified School District, 2008 Election Ser B (AGM)(a)(c)	0.00	08/01/46	7,050	650,081

Port of Oakland, Ser 2002 L (AMT)(a)(h)	5.00	11/01/12	110	120,619

Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC)(a)	5.00	11/01/21	890	896,372

Poway Unified School District, School Facilities Improvement District No. 07-1, 2008 Election Ser A(c)	0.00	08/01/32	6,460	1,717,133

Poway Unified School District, Ser 2007 (AMBAC)(a)	4.625	09/15/42	2,530	2,189,943

Roseville Joint Union High School District, Election of 2004 Ser 2007 C (AGM)(a)(c)	0.00	08/01/24	2,515	1,207,049

Roseville Joint Union High School District, Election of 2004 Ser 2007 C (AGM)(a)(c)	0.00	08/01/25	1,970	851,493

Roseville Joint Union High School District, Election of 2004 Ser 2007 C (AGM)(a)(c)	0.00	08/01/26	1,350	538,826

San Francisco City & County Airports Commission, San Francisco Int’l Airport Second Ser 2001 Ref Issue 27B (NATL-RE & FGIC)(a)	5.125	05/01/26	5,000	5,032,800

San Joaquin Hills Transportation Corridor Agency, Toll Road Ref Ser 1997 A (NATL-RE)(a)(c)	0.00	01/15/15	6,000	4,509,060

San Joaquin Hills Transportation Corridor Agency, Toll Road Senior Lien Ser 1993	5.00	01/01/33	5,000	3,936,650

Santa Monica Community College District, 2002 Election, Ser 2007 A (NATL-RE & FGIC)(a)(c)	0.00	08/01/22	1,385	784,201

Santa Monica Community College District, 2002 Election, Ser 2007 A (NATL-RE & FGIC)(a)(c)	0.00	08/01/23	1,385	737,139

Santa Monica Community College District, 2002 Election, Ser 2007 A (NATL-RE & FGIC)(a)(c)	0.00	08/01/24	1,385	656,199

Santa Monica Community College District, 2002 Election, Ser 2007 A (NATL-RE & FGIC)(a)(c)	0.00	08/01/25	1,380	607,793

School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM)(a)(c)	0.00	08/01/30	1,745	497,726

School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM)(a)(c)	0.00	08/01/31	2,040	540,294

School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM)(a)(c)	0.00	08/01/32	6,395	1,572,083

School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM)(a)(c)	0.00	08/01/33	4,770	1,093,761

Simi Valley Unified School District, Election of 2004 Ser 2007 C (AGM)(a)(c)	0.00	08/01/28	3,480	1,135,350

Simi Valley Unified School District, Election of 2004 Ser 2007 C (AGM)(a)(c)	0.00	08/01/30	2,765	767,149

Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (AMBAC)(a)(i)	8.907	07/01/15	3,500	4,455,430

Southern California Public Power Authority, Mead-Phoenix 1994 Ser A (AMBAC)(a)(i)	8.907	07/01/15	2,500	3,182,450

State of California, Various Purpose Dtd 04/01/09	5.75	04/01/31	5,000	5,314,850

Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Ser 2005 A-1	5.50	06/01/45	5,000	3,448,600

Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corp. Ser 2006 A-1	5.00	06/01/37	3,000	2,197,320

Tustin Unified School District, No. 2002-1 Election of 2002 Ser 2008 C (AGM)(a)	5.00	06/01/28	1,750	1,831,427

Twin Rivers Unified School District, Ser 2009 (BANs)(c)	0.00	04/01/14	1,700	1,518,015

University of California, Ser 2007 J (AGM)(a)	4.50	05/15/31	9,500	9,511,685

University of California, Ser 2009 E	5.50	05/15/27	2,500	2,675,425

University of California, Ser 2009 Q(b)	5.00	05/15/34	920	953,571

Walnut Energy Center Authority, Ser 2010 A	5.00	01/01/35	2,000	2,037,880

Yosemite Community College District, Election of 2004 Ser 2008 C (AGM)(a)(c)	0.00	08/01/24	4,685	2,306,051

				319,491,418

Guam–0.2%
Territory of Guam Section 30, Ser A	5.625	12/01/29	660	676,203

Puerto Rico–3.1%
Puerto Rico Electric Power Authority, Ser 2007 TT	5.00	07/01/37	2,000	1,950,800

Puerto Rico Public Buildings Authority, Ser 2002 D(a)(c)(h)	0.00	07/01/17	3,680	3,888,435

Puerto Rico Public Buildings Authority, Ser 2002 D (AMBAC)(a)(c)	0.00	07/01/31	1,320	1,068,104

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–(continued)

Puerto Rico Sales Tax Financing Corp., Ser 2009 A(h)(j)	5.00%	08/01/11	$1,685	$1,765,914

Puerto Rico Sales Tax Financing Corp., Ser 2010 C	5.00	08/01/35	1,500	1,456,110

				10,129,363

Virgin Islands–0.6%
Virgin Islands Public Finance Authority, Matching Fund Loan Diago A	6.625	10/01/29	1,675	1,875,297

TOTAL INVESTMENTS–103.5% (Cost $328,784,207)				332,172,281

OTHER ASSETS LESS LIABILITIES–0.5%				1,650,105

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held–(4.0)%
Notes with interest rates ranging from 0.28% to 0.31% at 06/30/10 and contractual maturities of collateral ranging from 04/01/26 to 05/15/34 (See Note 1I)(k)				(12,930,000)

NET ASSETS–100.0%				320,892,386

Investment Abbreviations:

BANs	– Bond Anticipation Notes
COPs	– Certificates of Participation
Dtd	– Dated Date
LOC	– Letter of Credit
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Assurance Corp.
AMT	– Alternative Minimum Tax
FGIC	– Financial Guaranty Insurance Co.
NATL-RE	– National Public Finance Guarantee Corp.
Ref	– Refunding
Ser	– Series

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Underlying security related to Special Purpose Trusts entered into by the Fund (See Note 1I).
(c)	Capital appreciation bond.
(d)	Security is a “step-up” bond where the coupon increases on a predetermined future date.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.
(f)	Security is considered a cash equivalent.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $7,637,880 which represents 2.4% of net assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.
(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at June30, 2010. At June 30, 2010, the Fund’s investments with a value of $21,058,151 are held by the Dealer Trusts and serve as collateral for the $12,930,000 in floating rate note and dealer trust obligations outstanding at that date.

Portfolio Composition

By credit quality, based on Net Assets
as of June 30, 2010

AAA	31.5%

AA	16.3

A	31.1

BBB	12.5

BB	1.8

NR	7.8

Cash	(1.0)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco California Tax-Free Income Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $328,784,207)	$332,172,281

Receivable for:
Interest	4,229,708

Fund shares sold	647,693

Fund expenses absorbed	35,816

Other Assets	16,597

Total assets	337,102,095

Liabilities:
Floating rate note and dealer trusts obligations	12,930,000

Payable for:
Fund shares reacquired	931,158

Accrued fees to affiliates	87,977

Amount due to custodian	2,068,558

Dividends	62,539

Accrued other operating expenses	63,829

Trustee retirement plan	65,648

Total liabilities	16,209,709

Net assets applicable to shares outstanding	$320,892,386

Net assets consist of:
Shares of beneficial interest	$323,587,615

Undistributed net investment income	443,214

Undistributed net realized gain (loss)	(6,526,517)

Unrealized appreciation	3,388,074

$320,892,386

Net Assets:
Class A	$207,763,755

Class B	$70,006,117

Class C	$17,159,414

Class Y	$25,963,100

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	18,294,141

Class B	6,124,193

Class C	1,502,427

Class Y	2,278,878

Class A:
Net asset value per share	$11.36

Maximum offering price per share, (Net asset value of $11.36 divided by 95.25%)	$11.93

Class B:
Net asset value and offering price per share	$11.43

Class C:
Net asset value and offering price per share	$11.42

Class Y:
Net asset value and offering price per share	$11.39

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco California Tax-Free Income Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment Income:
Interest	$8,943,009

Expenses
Advisory fees	762,735

Administrative services fees	117,207

Custodian fees	5,841

Distribution fees:
Class A	31,723

Class B	312,910

Class C	63,200

Transfer agent fees	41,784

Trustees’ and officers’ fees and benefits	14,191

Interest and residual trust expenses	58,646

Other	96,442

Total expenses	1,504,679

Less: Fees waived	(68,548)

Net expenses	1,436,131

Net investment income	7,506,878

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(1,691,167)

Futures contracts	472,396

Swap contracts	52

(1,218,719)

Change in net unrealized appreciation (depreciation) of:
Investment securities	5,817,201

Futures contracts	(432,227)

5,384,974

Net realized and unrealized gain	4,166,255

Net increase in net assets resulting from operations	$11,673,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco California Tax-Free Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30, 2010	December 31, 2009

Operations:
Net investment income	$7,506,878	15,794,946

Net realized gain (loss)	(1,218,719)	(2,671,016)

Change in net unrealized appreciation	5,384,974	33,565,363

Net increase in net assets resulting from operations	11,673,133	46,689,293

Distributions to shareholders from net investment income:
Class A shares	(581,610)	(1,074,299)

Class B shares	(5,867,378)	(12,491,580)

Class C shares	(343,543)	(718,214)

Class Y shares	(635,957)	(1,394,249)

Total distributions from net investment income	(7,428,488)	(15,678,342)

Net increase (decrease) in net assets resulting from share transactions	(18,632,560)	(31,392,896)

Net increase (decrease) in net assets	(14,387,915)	(381,945)

Net Assets:
Beginning of year	335,280,301	335,662,246

End of year (Includes undistributed net investment income of $443,214 and $364,824, respectively)	$320,892,386	335,280,301

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco California Tax-Free Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust), formerly AIM Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley California Tax-Free Income Fund (the “Acquired Fund”), an investment portfolio of Morgan Stanley Investment Advisors Inc. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to provide as high a level of current income exempt from federal and California income tax, as is consistent with the preservation of capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

10        Invesco California Tax-Free Income Fund

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The

11        Invesco California Tax-Free Income Fund

Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note and dealer trust obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended June 30, 2010, were $12,930,000 and 0.91%, respectively.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the

12        Invesco California Tax-Free Income Fund

possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
L.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.47%

Next $250 million	0.445%

Next $250 million	0.42%

Next $250 million	0.395%

Over $1.25 billion	0.37%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee of $638,425 to Morgan Stanley Investment Advisors Inc. (“MSIA”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.85%, 1.35%, 1.35% and 0.60% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. Prior to the Reorganization, MSIA and Morgan Stanley Services Company Inc. (“MSSC”) had voluntarily agreed to cap the Acquired Fund’s operating expenses at 0.60% of the average daily net assets of the Acquired Fund.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the period ended June 30, 2010, MSIA waived advisory fees of $68,548.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees. Prior to the Reorganization, the Acquired Fund paid an administration fee of $108,668 to MSSC.
  Also, the Trust has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Prior to the Reorganization, the Acquired Fund paid $36,671 to Morgan Stanley Trust which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, the expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.

13        Invesco California Tax-Free Income Fund

  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. For the six months ended June 30, 2010, the distribution fee was accrued for Class B shares at an annual rate of 0.24%.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Morgan Stanley Distributors Inc. (“MSDI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $336,298 to MSDI. For the year ended July 31, 2010, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to June 30, 2010, IDI advised the Fund that IDI retained $65 in front-end sales commissions from the sale of Class A shares and $0, $2,033 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. For the period July 1, 2009 to May 31, 2010 MSDI retained $275 in front-end sales commissions from the sale of Class A shares and $1,137, $13,546 and $0 for Class A, Class B and Class C shares respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$332,172,281	$—	$332,172,281

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

As of June 30, 2010, the Fund did not hold any derivative instruments.

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Swap
	Futures	Agreements

Realized Gain
Interest rate risk	$472,396	$52

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(432,227)	—

Total	$40,169	$52

14        Invesco California Tax-Free Income Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2017	$2,435,320

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $36,842,415 and $57,121,575, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$13,620,604

Aggregate unrealized (depreciation) of investment securities	(10,232,530)

Net unrealized appreciation of investment securities	$3,388,074

Investments have the same cost for tax and financial statement purposes.

15        Invesco California Tax-Free Income Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	16,316,184	$184,905,748	240,802	$2,646,138

Issued as reinvestment dividends	36,337	411,576	94,573	1,032,819

Redeemed	(233,173)	(2,637,312)	(389,291)	(4,208,218)

Net increase (decrease) — Class A	16,119,348	182,680,012	(53,916)	(529,261)

Class B
Sold	244,102	2,785,083	476,617	5,223,297

Issued as reinvestment dividends	392,765	4,478,115	1,066,514	11,724,571

Redeemed	(18,111,008)	(206,501,842)	(3,903,492)	(42,665,852)

Net increase (decrease) — Class B	(17,474,141)	(199,238,644)	(2,360,361)	(25,717,984)

Class C
Sold	87,571	1,004,697	78,373	864,886

Issued as reinvestment dividends	23,577	268,596	63,528	697,878

Redeemed	(138,433)	(1,572,643)	(274,857)	(3,014,877)

Net increase (decrease) — Class C	(27,285)	(299,350)	(132,956)	(1,452,113)

Class Y
Sold	19,692	228,442	6,220	70,350

Issued as reinvestment dividends	42,840	486,799	120,543	1,320,593

Redeemed	(219,114)	(2,489,819)	(463,743)	(5,084,481)

Net increase (decrease) — Class Y	(156,582)	(1,774,578)	(336,980)	(3,693,538)

Net increase (decrease) in share activity	(1,538,660)	$(18,632,560)	(2,884,213)	$(31,392,896)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 85% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or advisor, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10—Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Fund may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Fund in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Fund is paid the residual cash flow from the bonds held by the special purpose trust.
  The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
  In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
  The Fund may also invest in private placement securities. TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result

16        Invesco California Tax-Free Income Fund

of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended		Year ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005

Selected Per Share Data:
Net asset value, beginning of period	$11.21		$10.23	$11.83	$12.16	$12.16	$12.46

Income (loss) from investment operations:
Net investment income	0.26		0.51	0.49	0.50	0.49	0.52

Net realized and unrealized gain (loss)	0.15		0.97	(1.56)	(0.31)	0.06	(0.10)

Total income (loss) from investment operations	0.41		1.48	(1.07)	0.19	0.55	0.42

Less dividends and distributions from:
Net investment income	(0.26)		(0.50)	(0.49)	(0.49)	(0.49)	(0.51)

Net realized gain	—		—	(0.04)	(0.03)	(0.06)	(0.21)

Total dividends and distributions	(0.26)		(0.50)	(0.53)	(0.52)	(0.55)	(0.72)

Net asset value, end of period	$11.36		$11.21	$10.23	$11.83	$12.16	$12.16

Total Return(a)	3.66%		14.74%	(9.28)%	1.62%	4.64%	3.44%

Net assets, end of period, (000’s omitted)	$207,764		$24,377	$22,799	$24,645	$299,414	$329,938

Ratios to Average Net Assets:
Total expenses
With fee waivers and/or expense reimbursements	0.89	%(b)	0.86%	0.86%	1.00%	0.86%	0.86%

Without fee waivers and/or expense reimbursements	0.93	%(b)	0.92%	0.90%	1.04%	0.89%	0.87%

With fee waivers and/or expense reimbursements, exclusive of interest and residual trust expense	0.85	%(b)	0.85%	0.86%	0.84%	0.85%	0.86%

Net investment income	4.66	%(b)	4.65%	4.33%	4.12%	4.06%	4.11%

Supplemental Data:
Portfolio turnover(c)	11%		19%	10%	5%	5%	23%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Ratios are annualized based on average daily net assets (000’s omitted) of $25,592.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

17        Invesco California Tax-Free Income Fund

NOTE 11—Financial Highlights—(continued)

	Class B
	Six months ended		Year ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005

Selected per share data:
Net asset value, beginning of period	$11.28		$10.30	$11.91	$12.24	$12.24	$12.52

Income (loss) from investment operations:
Net investment income	0.26		0.51	0.50	0.50	0.52	0.54

Net realized and unrealized gain (loss)	0.15		0.98	(1.57)	(0.30)	0.05	(0.08)

Total income (loss) from investment operations	0.41		1.49	(1.07)	0.20	0.57	0.46

Less dividends and distributions from:
Net investment income	(0.26)		(0.51)	(0.50)	(0.50)	(0.51)	(0.53)

Net realized gain	—		—	(0.04)	(0.03)	(0.06)	(0.21)

Total dividends and distributions	(0.26)		(0.51)	(0.54)	(0.53)	(0.57)	(0.74)

Net asset value, end of period	$11.43		$11.28	$10.30	$11.91	$12.24	$12.24

Total return(a)	3.65%		14.68%	(9.23)%	1.65%	4.81%	3.74%

Net assets, end of period, (000’s omitted)	$70,006		$266,270	$267,308	$344,606	$132,162	$159,221

Ratios to average net assets:
Total expenses
With fee waivers and/or expense reimbursements	0.88	%(b)	0.85%	0.85%	0.97%	0.69%	0.68%

Without fee waivers and/or expense reimbursements	0.92	%(b)	0.94%	0.89%	1.01%	0.72%	0.69%

With fee waivers and/or expense reimbursements, exclusive of interest and residual trust expense	0.84	%(b)	0.84%	0.85%	0.81%	0.68%	0.68%

Net investment income	4.67	%(b)	4.66%	4.34%	4.15%	4.23%	4.29%

Supplemental data:
Portfolio turnover(c)	11%		19%	10%	5%	5%	23%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Ratios are annualized and based on average daily net assets (000’s omitted) of $258,109.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

18        Invesco California Tax-Free Income Fund

NOTE 11—Financial Highlights—(continued)

	Class C
	Six months ended		Year ended December 31,
	June 30, 2010		2009	2008	2007	2006	2005

Selected per share data:
Net asset value, beginning of period	$11.27		$10.29	$11.90	$12.23	$12.23	$12.52

Income (loss) from investment operations:
Net investment income	0.23		0.46	0.44	0.44	0.43	0.45

Net realized and unrealized gain (loss)	0.15		0.97	(1.57)	(0.30)	0.06	(0.08)

Total income (loss) from investment operations	0.38		1.43	(1.13)	0.14	0.49	0.37

Less dividends and distributions from:
Net investment income	(0.23)		(0.45)	(0.44)	(0.44)	(0.43)	(0.45)

Net realized gain	—		—	(0.04)	(0.03)	(0.06)	(0.21)

Total dividends and distributions	(0.23)		(0.45)	(0.48)	(0.47)	(0.49)	(0.66)

Net asset value, end of period	$11.42		$11.27	$10.29	$11.90	$12.23	$12.23

Total return(a)	3.40%		14.11%	(9.74)%	1.14%	4.12%	2.97%

Net assets, end of period, (000’s omitted)	$17,159		$17,245	$17,105	$22,800	$23,320	$26,385

Ratios to average net assets:
Total expenses
With fee waivers and/or expense reimbursements	1.39	%(b)	1.36%	1.36%	1.50%	1.36%	1.36%

Without fee waivers and/or expense reimbursements	1.43	%(b)	1.42%	1.40%	1.54%	1.39%	1.37%

With fee waivers and/or expense reimbursements, exclusive of interest and res	1.35	%(b)	1.35%	1.36%	1.34%	1.35%	1.36%

Net investment income	4.16	%(b)	4.15%	3.83%	3.62%	3.56%	3.61%

Supplemental data:
Portfolio turnover(c)	11%		19%	10%	5%	5%	23%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Ratios are annualized and based on average daily net assets (000’s omitted) of $16,997.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

19        Invesco California Tax-Free Income Fund

NOTE 11—Financial Highlights—(continued)

	Class Y
	Six months ended
	June 30, 2010		Year ended December 31,
	(unaudited)		2009	2008	2007	2006	2005

Selected per share data:
Net asset value, beginning of period	$11.25		$10.26	$11.86	$12.20	$12.20	$12.49

Income (loss) from investment operations:
Net investment income	0.28		0.54	0.52	0.53	0.53	0.54

Net realized and unrealized gain (loss)	0.13		0.98	(1.56)	(0.32)	0.05	(0.08)

Total income (loss) from investment operations	0.41		1.52	(1.04)	0.21	0.58	0.46

Less dividends and distributions from:
Net investment income	(0.27)		(0.53)	(0.52)	(0.52)	(0.52)	(0.54)

Net realized gain	—		—	(0.04)	(0.03)	(0.06)	(0.21)

Total dividends and distributions	(0.27)		(0.53)	(0.56)	(0.55)	(0.58)	(0.75)

Net asset value, end of period	$11.39		$11.25	$10.26	$11.86	$12.20	$12.20

Total return(a)	3.69%		15.10%	(9.02)%	1.80%	4.90%	3.74%

Net assets, end of period, (000’s omitted)	$25,963		$27,388	$28,450	$49,024	$53,954	$53,857

Ratios to average net assets:
Total expenses
With fee waivers and/or expense reimbursements	0.64	%(b)	0.61%	0.61%	0.76%	0.61%	0.61%

Without fee waivers and/or expense reimbursements	0.68	%(b)	0.67%	0.65%	0.80%	0.64%	0.62%

With fee waivers and/or expense reimbursements, exclusive of interest and residual trust expense	0.60	%(b)	0.60%	0.61%	0.60%	0.60%	0.61%

Net investment income	4.91	%(b)	4.90%	4.58%	4.36%	4.31%	4.36%

Supplemental data:
Portfolio turnover(c)	11%		19%	10%	5%	5%	23%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Ratios are annualized and based on average daily net assets (000’s omitted) of $26,560.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

NOTE 11—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

20        Invesco California Tax-Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$986.90	$4.19	$1,020.58	$4.26	0.85%

B	1,000.00	986.10	4.14	1,020.63	4.21	0.84

C	1,000.00	1,023.60	6.77	1,018.10	6.76	1.35

Y	1,000.00	1,036.50	3.03	1,021.82	3.01	0.60

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

21        Invesco California Tax-Free Income Fund

Approval of Investment Advisory and Sub-Advisory Agreements
with Invesco Advisers, Inc. and its Affiliates

The Board of Trustees (the Board) of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco California Tax-Free Income Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Morgan Stanley retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed the information provided differently than another Trustee.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts

22        Invesco California Tax-Free Income Fund

that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

23        Invesco California Tax-Free Income Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Morgan Stanley California Tax-Free Income Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	16,453,314	593,893	1,470,000	0

24        Invesco California Tax-Free Income Fund

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Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
MS-CTFI-SAR-1                Invesco Distributors, Inc.

Invesco Large Cap Relative Value Fund
 Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Agreements
18	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-8.50%
Class B Shares	-8.90
Class C Shares	-8.90
Class Y Shares	-8.44
Russell 1000 Value Index▼ (Broad Market/ Style-Specific Index)	-5.12
Lipper Large-Cap Value Funds Index▼ (Peer Group Index)	-7.13

▼	Lipper Inc.
The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (1/2/96)	5.91%
10 Years	1.95
5 Years	-1.35
1 Year	8.14

Class B Shares
10 Years	1.91%
5 Years	-1.33
1 Year	8.51

Class C Shares
10 Years	1.76%
5 Years	-0.99
1 Year	12.51

Class Y Shares
Inception (1/31/90)	8.13%
10 Years	2.78
5 Years	0.00
1 Year	14.69
Effective June 1, 2010, Class I and Class P shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class Y and Class A shares, respectively, of Invesco Large Cap Relative Value Fund. Returns shown above for Class Y and Class A shares are blended returns of the predecessor fund and Invesco Large Cap Relative Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Class B and Class C shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class P shares restated to reflect the higher 12b-1fees applicable to Class B and Class C shares, respectively. Class B and Class C shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class P shares was January 2, 1996.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.96%, 1.71%, 1.71% and 0.71%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.01%, 1.76%, 1.76% and 0.76%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.
2      Invesco Large Cap Relative Value Fund

Letters to Shareholders
  Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees
     Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3     Invesco Large Cap Relative Value Fund

Schedule of Investments(a)

June 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.6%
Aerospace & Defense–0.5%
General Dynamics Corp.	18,344	$1,074,225

Air Freight & Logistics–0.7%
FedEx Corp.	22,730	1,593,600

Apparel Retail–0.9%
Gap, Inc. (The)	109,764	2,136,007

Asset Management & Custody Banks–1.5%
Janus Capital Group, Inc.	123,223	1,094,220

State Street Corp.	67,294	2,275,883

		3,370,103

Automobile Manufacturers–0.6%
Ford Motor Co.(b)	132,793	1,338,553

Biotechnology–1.2%
Genzyme Corp.(b)	55,677	2,826,721

Cable & Satellite–2.9%
Comcast Corp. (Class A)	219,725	3,816,623

Time Warner Cable, Inc.	55,350	2,882,628

		6,699,251

Communications Equipment–1.4%
Cisco Systems, Inc.(b)	150,669	3,210,756

Computer Hardware–2.9%
Dell, Inc.(b)	202,701	2,444,574

Hewlett-Packard Co.	97,451	4,217,679

		6,662,253

Consumer Electronics–1.0%
Sony Corp. (ADR) (Japan)	87,432	2,332,686

Data Processing & Outsourced Services–0.9%
Western Union Co. (The)	137,261	2,046,562

Diversified Banks–1.8%
US Bancorp	66,136	1,478,140

Wells Fargo & Co.	99,196	2,539,417

		4,017,557

Diversified Chemicals–1.7%
Dow Chemical Co. (The)	100,094	2,374,229

PPG Industries, Inc.	26,419	1,595,972

		3,970,201

Diversified Metals & Mining–0.6%
Freeport-McMoRan Copper & Gold, Inc.	23,428	1,385,298

Diversified Support Services–0.5%
Cintas Corp.	52,340	1,254,590

Drug Retail–0.8%
Walgreen Co.	69,997	1,868,920

Electric Utilities–4.2%
American Electric Power Co., Inc.	152,083	4,912,281

Edison International	32,700	1,037,244

Entergy Corp.	25,312	1,812,846

FirstEnergy Corp.	54,284	1,912,425

		9,674,796

Food Distributors–1.2%
Sysco Corp.	92,616	2,646,039

Health Care Distributors–0.7%
Cardinal Health, Inc.	47,654	1,601,651

Health Care Equipment–1.3%
Covidien PLC (Ireland)	73,829	2,966,449

Home Improvement Retail–1.7%
Home Depot, Inc.	135,195	3,794,924

Human Resource & Employment Services–1.0%
Manpower, Inc.	29,411	1,269,967

Robert Half International, Inc.	45,561	1,072,962

		2,342,929

Hypermarkets & Super Centers–1.8%
Wal-Mart Stores, Inc.	85,189	4,095,035

Industrial Conglomerates–5.8%
General Electric Co.	521,260	7,516,569

Siemens AG (ADR) (Germany)	27,227	2,437,633

Tyco International Ltd.	97,646	3,440,069

		13,394,271

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Large Cap Relative Value Fund

	Shares	Value

Industrial Machinery–2.0%
Dover Corp.	59,409	$2,487,024

Ingersoll-Rand PLC (Ireland)	63,726	2,214,470

		4,701,494

Insurance Brokers–3.2%
Marsh & McLennan Cos., Inc.	327,943	7,395,115

Integrated Oil & Gas–7.3%
ConocoPhillips	51,427	2,524,551

Exxon Mobil Corp.	39,379	2,247,360

Hess Corp.	45,605	2,295,756

Occidental Petroleum Corp.	71,342	5,504,035

Royal Dutch Shell PLC (ADR) (United Kingdom)	81,301	4,082,936

		16,654,638

Integrated Telecommunication Services–1.0%
Verizon Communications, Inc.	79,821	2,236,584

Internet Software & Services–3.3%
eBay, Inc.(b)	263,583	5,168,862

Yahoo!, Inc.(b)	171,954	2,378,124

		7,546,986

Investment Banking & Brokerage–1.4%
Charles Schwab Corp. (The)	222,150	3,150,087

IT Consulting & Other Services–0.9%
Amdocs Ltd.(b)	80,244	2,154,551

Life & Health Insurance–0.7%
Principal Financial Group, Inc.	66,922	1,568,652

Managed Health Care–1.4%
UnitedHealth Group, Inc.	115,084	3,268,386

Motorcycle Manufacturers–0.5%
Harley-Davidson, Inc.	51,818	1,151,914

Movies & Entertainment–4.8%
Time Warner, Inc.	149,169	4,312,476

Viacom, Inc. (Class B)	211,345	6,629,893

		10,942,369

Office Services & Supplies–0.6%
Avery Dennison Corp.	42,071	1,351,741

Oil & Gas Equipment & Services–1.2%
Schlumberger Ltd.	49,987	2,766,281

Oil & Gas Exploration & Production–2.6%
Anadarko Petroleum Corp.	68,835	2,484,255

Devon Energy Corp.	36,797	2,241,673

Noble Energy, Inc.	19,341	1,166,843

		5,892,771

Other Diversified Financial Services–8.3%
Bank of America Corp.	390,504	5,611,543

Citigroup, Inc.	617,671	2,322,443

JPMorgan Chase & Co.	301,584	11,040,990

		18,974,976

Packaged Foods & Meats–2.9%
Kraft Foods, Inc. (Class A)	180,747	5,060,916

Unilever N.V. (NY Registered Shares) (Netherlands)	60,455	1,651,631

		6,712,547

Personal Products–1.0%
Avon Products, Inc.	86,901	2,302,877

Pharmaceuticals–7.8%
Abbott Laboratories	37,485	1,753,548

Bayer AG (ADR) (Germany)	42,380	2,382,735

Bristol-Myers Squibb Co.	175,044	4,365,598

Merck & Co., Inc.	107,868	3,772,144

Pfizer, Inc.	222,120	3,167,431

Roche Holding AG (ADR) (Switzerland)	69,388	2,398,514

		17,839,970

Property & Casualty Insurance–1.2%
Chubb Corp.	53,430	2,672,034

Regional Banks–3.8%
BB&T Corp.	76,466	2,011,820

Fifth Third Bancorp	137,579	1,690,846

PNC Financial Services Group, Inc.	87,568	4,947,592

		8,650,258

Semiconductor Equipment–0.5%
Lam Research Corp.(b)	30,114	1,146,139

Semiconductors–1.2%
Intel Corp.	138,008	2,684,256

Soft Drinks–0.8%
Coca-Cola Co. (The)	35,930	1,800,812

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Large Cap Relative Value Fund

	Shares	Value

Wireless Telecommunication Services–1.6%
Vodafone Group PLC (ADR) (United Kingdom)	182,043	$3,762,829

Total Common Stocks & Other Equity Interests (Cost $246,145,859)		223,631,644

Money Market Funds–2.5%
Liquid Assets Portfolio–Institutional Class(c)	2,893,075	2,893,075

Premier Portfolio–Institutional Class(c)	2,893,075	2,893,075

Total Money Market Funds (Cost $5,786,150)		5,786,150

TOTAL INVESTMENTS–100.1% (Cost $251,932,009)		229,417,794

OTHER ASSETS LESS LIABILITIES–(0.1)%		(145,621)

NET ASSETS–100.0%		$229,272,173

Investment Abbreviations:

ADR	– American Depositary Receipt.

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2010

Financials	21.7%

Health Care	12.5

Consumer Discretionary	12.4

Industrials	11.2

Information Technology	11.1

Energy	11.1

Consumer Staples	8.5

Utilities	4.2

Telecommunication Services	2.6

Materials	2.3

Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Large Cap Relative Value Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $246,145,859)	$223,631,644

Investments in affiliated money market funds, at value and cost	5,786,150

Total investments, at value (Cost $251,932,009)	229,417,794

Cash	12,300

Receivables for:
Investments sold	1,210,060

Fund shares sold	220,124

Dividends	584,565

Other assets	10,324

Total assets	231,455,167

Liabilities:
Payables for:
Investments purchased	1,249,514

Fund shares reacquired	730,816

Accrued fees to affiliates	100,762

Accrued other operating expenses	101,902

Total liabilities	2,182,994

Net assets applicable to shares outstanding	$229,272,173

Net assets consist of:
Shares of beneficial interest	$295,643,928

Undistributed net investment income	940,988

Undistributed net realized gain (loss)	(44,798,528)

Unrealized appreciation (depreciation)	(22,514,215)

$229,272,173

Net Assets:
Class A	$43,114,194

Class B	$9,591

Class C	$9,591

Class Y	$186,138,797

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	4,928,704

Class B	1,098

Class C	1,098

Class Y	21,248,571

Class A:
Net asset value per share	$8.75

Maximum offering price per share (Net asset value of $8.75 divided by 94.50%)	$9.26

Class B:
Net asset value and offering price per share	$8.74

Class C:
Net asset value and offering price per share	$8.74

Class Y:
Net asset value and offering price per share	$8.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Large Cap Relative Value Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $14,310)	$2,880,821

Dividends from affiliated money market funds	800

Interest	5,867

Total investment income	2,887,488

Expenses:
Advisory fees	637,059

Administrative services fees	98,772

Custodian fees	11,139

Distribution fees:
Class A	63,986

Class B	8

Class C	8

Transfer agent fees — A, B, C and Y	153,110

Trustees’ and officers’ fees and benefits	4,465

Other	97,330

Total expenses	1,065,877

Less: Fees waived	(90,470)

Net expenses	975,407

Net investment income	1,912,081

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	9,645,256

Change in net unrealized appreciation (depreciation) of investment securities	(33,170,144)

Net realized and unrealized gain (loss)	(23,524,888)

Net increase (decrease) in net assets resulting from operations	$(21,612,807)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Large Cap Relative Value Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$1,912,081	$3,557,016

Net realized gain (loss)	9,645,256	(7,649,090)

Change in net unrealized appreciation (depreciation)	(33,170,144)	58,943,307

Net increase (decrease) in net assets resulting from operations	(21,612,807)	54,851,233

Distributions to shareholders from net investment income:
Class A	(158,085)	(540,679)

Class Y	(802,589)	(3,012,868)

Total distributions from net investment income	(960,674)	(3,553,547)

Share transactions–net:
Class A	(2,839,819)	6,292,646

Class B	10,000	—

Class C	10,000	—

Class Y	(9,494,628)	21,688,990

Net increase (decrease) in net assets resulting from share transactions	(12,314,447)	27,981,636

Net increase (decrease) in net assets	(34,887,928)	79,279,322

Net assets:
Beginning of period	264,160,101	184,880,779

End of period (includes undistributed net investment income (loss) of $940,988 and $(10,419), respectively)	$229,272,173	$264,160,101

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Large Cap Relative Value Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust), formerly AIM Counselor Series Trust, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Large Cap Relative Value Fund (the “Acquired Fund”), an investment portfolio of Morgan Stanley Institutional Fund Inc. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class P and Class I shares received Class A and Class Y shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class P and Class I shares prior to the Reorganization is included with Class A and Class Y shares, respectively, throughout this report.
  The Fund’s investment objective is to seek high total return by investing primarily in equity securities that the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the

9        Invesco Large Cap Relative Value Fund

security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

10        Invesco Large Cap Relative Value Fund

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $150 million	0.50%

Next $100 million	0.45%

Next $100 million	0.40%

Over $350 million	0.35%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee of $541,712 to Morgan Stanley Investment Management Inc. (“MS Investment Management”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 0.95%, 1.70%, 1.70% and 0.70%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratios do not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Prior to June 1, 2010, MS Investment Management had voluntarily agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver of Class I and Class P shares to 0.70% and 0.95%, respectively, of the Acquired Fund’s average daily net assets.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the period ended June 30, 2010, MS Investment Management waived advisory fees of $90,470.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, the Acquired Fund paid an administration fee of $91,707 to MS Investment Management and JPMorgan Investor Services Co. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees.

11        Invesco Large Cap Relative Value Fund

  Also, the Trust has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Prior to the Reorganization, the Acquired Fund paid $138,374 to Morgan Stanley Services Company Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, the expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Prior to the Reorganization, the Acquired Fund paid distribution fees of $54,336 to Morgan Stanley Distributors Inc. (“MSDI”). For the six months ended June 30, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to June 30, 2010, IDI advised the Fund that IDI did not retain any front-end sales commissions or CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$224,636,545	$4,781,249	$—	$229,417,794

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by

12        Invesco Large Cap Relative Value Fund

earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2010**	$32,106,000

December 31, 2016	2,911,000

December 31, 2017	19,422,000

Total capital loss carryforward	$54,439,000

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
**	The capital loss carryforward amount reflected is brought forward as a result of the Portfolio’s reorganization with the MSIFT Equity Portfolio. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $48,630,638 and $57,971,541, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,273,154

Aggregate unrealized (depreciation) of investment securities	(28,886,997)

Net unrealized appreciation (depreciation) of investment securities	$(22,613,843)

Cost of investments for tax purposes is $252,031,637.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	383,994	$3,767,264	1,123,981	$8,975,796

Class B(b)	1,098	10,000	—	—

Class C(b)	1,098	10,000	—	—

Class Y	2,598,295	25,669,612	8,322,250	66,094,589

Issued as reinvestment of dividends:
Class A	—	—	66,694	538,599

Class Y	—	—	371,731	3,003,453

Reacquired:
Class A	(683,301)	(6,607,083)	(405,848)	(3,221,749)

Class Y	(3,642,959)	(35,164,240)	(5,510,984)	(47,409,052)

Net increase in share activity	(1,341,775)	$(12,314,447)	3,967,824	$27,981,636

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 96% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.

13        Invesco Large Cap Relative Value Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

													Ratio of		Ratio of
			Net gains										expenses		expenses		Ratio of
			(losses)										to average		to average net		expenses		Ratio of net
	Net asset		on securities		Dividends	Distributions							net assets		assets without		to average net		investment
	value,	Net	(both	Total from	from net	from net				Net asset		Net assets,	with fee waivers		fee waivers		assets excluding		income
	beginning	investment	realized and	investment	investment	realized	Total	Redemption		value, end	Total	end of period	and/or expenses		and/or expenses		non operating		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	Fees		of period	Return(b)	(000s omitted)	absorbed		absorbed		expenses		net assets		turnover(c)

Class A
Six months ended 06/30/10	$9.59	$0.06	$(0.87)	$(0.81)	$(0.03)	$—	$(0.03)	—		$8.75	(8.50)%	$43,114	0.93	%(d)	1.00	%(d)	—		1.22	%(d)	19%
Year ended 12/31/09	7.84	0.11	1.75	1.86	(0.11)	—	(0.11)	0.00	(e)	9.59	24.00 (f)	50,149	0.94	(g)	0.95	(g)	0.94	(g)	1.36	(g)(h)	59
Year ended 12/31/08	11.85	0.18	(3.96)	(3.78)	(0.18)	(0.05)	(0.23)	0.00	(e)	7.84	(32.21)	34,856	0.92	(g)	0.92		0.92	(g)	1.81	(g)	50
Year ended 12/31/07	12.18	0.19	0.15	0.34	(0.18)	(0.49)	(0.67)	0.00	(e)	11.85	2.72	50,287	0.92	(g)	0.92		0.92	(g)	1.48	(g)	31
Year ended 12/31/06	11.09	0.17	1.61	1.78	(0.17)	(0.52)	(0.69)	0.00	(e)	12.18	16.38	63,300	0.93		0.93		0.93		1.44		33
Year ended 12/31/05	10.51	0.12	0.91	1.03	(0.12)	(0.33)	(0.45)	—		11.09	9.81	101,499	0.93		0.93		0.93		1.10		46

Class B
Six months ended 06/30/10(i)	9.11	0.02	(0.39)	(0.37)	—	—	—	—		8.74	(4.06)	10	1.62	(d)	1.62	(d)	—		0.53	(d)	19

Class C
Six months ended 06/30/10(i)	9.11	0.02	(0.39)	(0.37)	—	—	—	—		8.74	(4.06)	10	1.62	(d)	1.62	(d)	—		0.53	(d)	19

Class Y
Six months ended 06/30/10	9.60	0.07	(0.87)	(0.80)	(0.04)	—	(0.04)	—		8.76	(8.44)	186,139	0.68	(d)	0.75	(d)	—		1.47	(d)	19
Year ended 12/31/09	7.85	0.13	1.75	1.88	(0.13)	—	(0.13)	0.00	(e)	9.60	24.28 (f)	214,011	0.69	(g)	0.70	(g)	0.69	(g)	1.61	(g)(h)	59
Year ended 12/31/08	11.86	0.21	(3.96)	(3.75)	(0.21)	(0.05)	(0.26)	0.00	(e)	7.85	(32.01)	150,025	0.67	(g)	0.67		0.67	(g)	2.06	(g)	50
Year ended 12/31/07	12.20	0.21	0.16	0.37	(0.22)	(0.49)	(0.71)	0.00	(e)	11.86	2.90	236,784	0.67	(g)	0.67		0.67	(g)	1.71	(g)	31
Year ended 12/31/06	11.10	0.20	1.62	1.82	(0.20)	(0.52)	(0.72)	0.00	(e)	12.20	16.47	211,904	0.68		0.68		0.68		1.71		33
Year ended 12/31/05	10.52	0.15	0.90	1.05	(0.14)	(0.33)	(0.47)	—		11.10	10.07	102,973	0.68		0.68		0.68		1.36		46

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $51,613, $2, $2, and $219,553 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Amount is less than $0.005 per share.
(f)	Performance was positively impacted by approximately 0.26% due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Fund’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A and Class Y shares would have been approximately 23.74% and 24.02%, respectively.
(g)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is 0.01%, 0.01% and less than 0.005% for the years ended December 31, 2009, 2008 and 2007, respectively.
(h)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed was 1.35% and 1.60% for the year ended December 31, 2009 for Class A and Class Y shares, respectively.
(i)	Commencement date of June 1, 2010.

NOTE 10—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

14        Invesco Large Cap Relative Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of Class B and Class C shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010, through June 30, 2010. The actual ending account value and expenses of Class B and Class C shares in the example below are based on an investment of $1,000 invested as of close of business June 1, 2010 (commencement date) and held through June 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business June 1, 2010 through June 30, 2010 for Class B and Class C shares). Because the actual ending account value and expense information in the example is not based upon a six month period for Class B and Class C shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2,3]	Ratio[2,3]
A	$1,000.00	$915.00	$4.42	$1,020.18	$4.66	0.93%

B	1,000.00	959.40	1.30	1,016.76	8.10	1.62

C	1,000.00	959.40	1.30	1,016.76	8.10	1.62

Y	1,000.00	915.60	3.23	1,021.42	3.41	0.68

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010, through June 30, 2010 (as of close of business June 1, 2010, through June 30, 2010 for the Class B and Class C shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For Class B and Class C shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 30 (as of close of business June 1, 2010, through June 30, 2010)/365. Because Class B and Class C shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class B and Class C shares of the Fund and other funds because such data is based on a full six month period.

15        Invesco Large Cap Relative Value Fund

Approval of Investment Advisory and Sub-Advisory Agreements With Invesco Advisers, Inc. and Its Affiliates

The Board of Trustees (the Board) of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Large Cap Relative Value Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Morgan Stanley retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services.

16        Invesco Large Cap Relative Value Fund

The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

17        Invesco Large Cap Relative Value Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Morgan Stanley Institutional Fund, Inc. — Large Cap Relative Value Portfolio was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	16,584,557	150,433	238,275	0

18        Invesco Large Cap Relative Value Fund

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Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
MS-LCRV-SAR-1    Invesco Distributors, Inc.

Invesco New York Tax-Free Income Fund
Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
20	Fund Expenses
21	Approval of Investment Advisory and Sub-Advisory Agreements
23	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.61%
Class B Shares	3.65
Class C Shares	3.37
Class Y Shares	3.75
Barclays Capital New York Exempt Index ▼ (Broad Market/Style-Specific Index)	3.37
Lipper NY Municipal Debt Funds Index ▼ (Peer Group Index)	3.44

▼	Lipper Inc.
The Barclays Capital New York Exempt Index is an unmanaged index that tracks the performance of New York issued municipal bonds rated at least Baa or BBB by Moody’s Investors Service, Inc. or Standard & Poor’s Corporation, respectively, and with maturities of two years or greater.
     The Lipper NY Municipal Debt Funds Index is an unmanaged index considered representative of New York municipal debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	4.42%
10 Years	4.89
5 Years	3.23
1 Year	6.44

Class B Shares
Inception (4/25/85)	6.38%
10 Years	5.05
5 Years	4.01
1 Year	6.75

Class C Shares
Inception (7/28/97)	4.20%
10 Years	4.75
5 Years	3.67
1 Year	10.17

Class Y Shares
Inception (7/28/97)	4.97%
10 Years	5.51
5 Years	4.51
1 Year	12.03
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco New York Tax-Free Income Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco New York Tax-Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.90%, 0.89%, 1.40% and 0.65%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.13%, 1.12%, 1.63% and 0.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual operating expenses less any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.
2       Invesco New York Tax-Free Income Fund

Letters to Shareholders
  Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees
    Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3       Invesco New York Tax-Free Income Fund

Schedule of Investments

June 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–105.8%
Guam–0.5%
Guam Power Authority, Ser 2010 A	5.50%	10/01/40	$185	$181,957

Territory of Guam Section 30, Ser A	5.625%	12/01/29	135	138,314

				320,271

New York–96.0%
Brooklyn Arena Local Development Corp., Ser 2009(a)	0.00%	07/15/34	1,510	318,429

Brooklyn Arena Local Development Corp., Ser 2009	6.25%	07/15/40	200	207,660

Brooklyn Arena Local Development Corp., Ser 2009	6.375%	07/15/43	200	207,454

Chautauqua County Industrial Development Agency, Dunkirk Power Project	5.875%	04/01/42	425	436,186

City of New York, Ser 2008 F1	5.50%	11/15/28	750	832,170

City of New York, Subser 1993 A-10 (J.P. Morgan Chase LOC)(b)(c)(d)	0.15%	08/01/16	300	300,000

City of New York, Subser 1993 E-5 (J.P. Morgan Chase LOC)(b)(c)(d)	0.13%	08/01/10	1,000	1,000,000

City of New York, Subser 2008 G-1	6.25%	12/15/35	400	465,880

City of New York, Subser 2008 I-1	5.00%	02/01/25	405	434,824

City of New York, Subser 2009 I-1	5.25%	04/01/32	900	971,982

City of Troy Capital Resource Corp., Rensselaer Polytechnic Ser 2010 A	5.00%	09/01/30	500	512,390

County of Nassau, Ser 2009 (AGC Insd)(e)	5.00%	10/01/27	675	736,553

Essex County Industrial Development Agency, Ser A (AMT)	5.20%	12/01/23	500	487,075

Hempstead Town Industrial Development Agency, Hofstra University Ser 1996 (NATL-RE Insd)(e)	5.80%	07/01/15	500	512,390

Long Island Power Authority, Ser 2000 A (AGM Insd)(a)(e)	0.00%	06/01/18	2,000	1,554,180

Madison County Industrial Development Agency, Colgate University Project Ser 2003 B	5.00%	07/01/33	1,000	1,018,680

Metropolitan Transportation Authority, Dedicated Tax Ref Ser 2002 A (AGM Insd)(e)	5.25%	11/15/24	1,500	1,583,295

Metropolitan Transportation Authority, Dedicated Tax Ser 2009 B	5.00%	11/15/34	500	525,565

Metropolitan Transportation Authority, Ser 2009 B	5.25%	11/15/27	615	668,062

Nassau County Industrial Development Agency, (Series A)	5.875%	01/01/18	500	501,410

Nassau County Tobacco Settlement Corp., Ser 2006	5.25%	06/01/26	1,000	937,360

New York City Health & Hospital Corp., Health Ser 2003 A (AMBAC Insd)(e)	5.25%	02/15/22	2,000	2,110,120

New York City Housing Development Corp., East Midtown–FHA Ins Sec 223 Ser 1978	6.50%	11/15/18	1,346	1,350,853

New York City Housing Development Corp., Ruppert–FHA Ins Sec 223 Ser 1978	6.50%	11/15/18	1,404	1,477,958

New York City Industrial Development Agency, 7 World Trade Center, LLC Ser 2005 A	6.25%	03/01/15	425	425,238

New York City Industrial Development Agency, Airis JFK I LLC Ser 2001 A (AMT)	5.50%	07/01/28	1,000	892,060

New York City Industrial Development Agency, IAC/Interactive Corp., Ser 2005	5.00%	09/01/35	625	564,769

New York City Industrial Development Agency, New York Stock Exchange Ref Ser 2009	5.00%	05/01/25	500	523,975

New York City Industrial Development Agency, Polytechnic University Ref Ser 2007 (ACA Insd)(e)	5.25%	11/01/37	500	456,745

New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)(e)	5.00%	01/01/46	1,250	1,088,487

New York City Industrial Development Agency, Staten Island University Hospital	6.375%	07/01/31	420	422,852

New York City Industrial Development Agency, Terminal One Group Association Ser 2005 (AMT)	5.50%	01/01/24	2,000	2,042,760

New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Ser 2009 FF	5.50%	06/15/40	1,000	1,112,780

New York City Transitional Finance Authority, 2010 Subser A-1(f)	5.00%	05/01/28	755	813,022

New York City Transitional Finance Authority, 2010 Subser A-1(f)	5.00%	05/01/29	605	650,097

New York City Transitional Finance Authority, 2010 Subser A-1(f)	5.00%	05/01/30	605	647,308

New York City Transitional Finance Authority, Building Aid, Ser 2009 S-3	5.25%	01/15/27	500	544,835

New York City Transitional Finance Authority, Building Aid, Ser 2009 S-3	5.25%	01/15/39	500	532,910

New York City Transitional Finance Authority, Ser 2009 2	6.00%	07/15/33	350	399,014

New York City Transitional Finance Authority, Ser 2009 S-5	5.00%	01/15/31	595	616,747

New York City Trust for Cultural Resources, American Museum of Natural History Ser 2009 A-2(b)(c)	0.18%	04/01/27	1,050	1,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco New York Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York Counties Tobacco Trust IV, Ser 2005 A	5.00%	06/01/45	$1,000	$749,310

New York Mortgage Agency, Homeowner Ser 143 (AMT)	4.90%	10/01/37	975	940,817

New York State Dormitory Authority, Brooklyn Law School Ser 2009	5.75%	07/01/33	660	714,932

New York State Dormitory Authority, Catholic Health Long Island–St Francis Hospital Ser 2004	5.00%	07/01/27	1,000	1,002,150

New York State Dormitory Authority, City University System Consolidated Fifth General Ser 2005 A (NATL-RE & FGIC Insd)(e)	5.50%	07/01/21	500	580,495

New York State Dormitory Authority, Cornell University–Ser 2009 A(f)	5.00%	07/01/35	4,725	4,942,870

New York State Dormitory Authority, Court Facilities Lease Ser 2005 A (AMBAC Insd)(e)	5.50%	05/15/27	710	792,381

New York State Dormitory Authority, Court Facilities Lease Ser 2005 A (AMBAC Insd)(e)	5.50%	05/15/31	555	605,832

New York State Dormitory Authority, Manhattan Marymount 2009	5.25%	07/01/29	500	501,780

New York State Dormitory Authority, Mental Health Services Facilities Improvement Ser A (AGM Insd)(e)	5.00%	02/15/27	500	530,320

New York State Dormitory Authority, Montefiore Hospital–FHA Insured Mortgage Ser 2004 (NATL-RE & FGIC Insd)(e)	5.00%	08/01/29	1,000	1,018,400

New York State Dormitory Authority, New York School District Ser 2008 D (AGC Insd)(e)	5.75%	10/01/24	500	563,950

New York State Dormitory Authority, New York School District Ser 2009 C (AGC Insd)(e)	5.00%	10/01/24	500	543,970

New York State Dormitory Authority, New York University Ser 1 (CR) (BHAC & AMBAC Insd)(e)	5.50%	07/01/31	1,300	1,507,233

New York State Dormitory Authority, New York University Ser 2008	5.00%	07/01/38	660	687,370

New York State Dormitory Authority, North Shore Long Island Jewish, Ser 2009 A	5.50%	05/01/37	500	514,765

New York State Dormitory Authority, Orange Regional Medical Center Ser 2008	6.125%	12/01/29	500	500,785

New York State Dormitory Authority, School District Ser 2002 C (NATL-RE Insd)(e)	5.25%	04/01/21	1,000	1,077,990

New York State Dormitory Authority, School District Ser 2002 E (NATL-RE Insd)(e)	5.50%	10/01/17	1,000	1,080,880

New York State Dormitory Authority, State University Ser 1993 A	5.25%	05/15/15	2,000	2,223,120

New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.375%	07/01/16	1,665	1,960,887

New York State Dormitory Authority, Winthrop South Nassau University Health Ser 2003 B	5.50%	07/01/23	750	763,995

New York State Energy Research & Development Authority, Brooklyn Union Gas Co. Ser 1991 B (AMT)(g)	13.016%	07/01/26	700	702,268

New York State Environmental Facilities Corp., Ser 2010 C	5.00%	10/15/39	400	426,440

New York State Environmental Facilities Corp., State Clean Water and Drinking Water, Ser 2009 A(f)	5.125%	06/15/38	900	954,018

New York State Thruway Authority, Ser 2007 H (NATL-RE & FGIC Insd)(e)	5.00%	01/01/29	1,000	1,041,230

New York State Thruway Authority, Ser 2009 B	5.00%	04/01/29	500	532,405

New York State Urban Development Corp., Service Contract Ref Ser 2008 B	5.25%	01/01/24	750	811,530

North Syracuse Central School District, Onondaga County Ref Ser 2009 A (NATL-RE & FGIC Insd)(e)	5.00%	06/15/23	935	1,046,415

Oneida County Industrial Development Agency, St. Elizabeth Medical Center, Ser A	5.875%	12/01/29	425	402,173

Seneca County Industrial Development Agency, Seneca Meadows, Inc. Ser 2008 (AMT)(h)	6.625%	10/01/35	350	352,163

Suffolk County Industrial Development Agency, Jeffersons Ferry Ser 2006	5.00%	11/01/28	1,000	918,800

Town of Hempstead Local Development Corp., Molloy College, Ser 2009	5.75%	07/01/39	545	573,133

Triborough Bridge & Tunnel Authority, Ser 2008	4.75%	11/15/29	200	208,938

Trust for Cultural Resources, Carnegie Hall Ser A	5.00%	12/01/39	350	358,978

TSASC, Inc., Tobacco Settlement Ser 2006-1	5.125%	06/01/42	475	371,308

United Nations Development Corp., Ser 2009 A	5.00%	07/01/26	810	855,676

Westchester Tobacco Asset Securitization, Ser 2005	5.125%	06/01/45	1,000	765,720

				66,059,502

Puerto Rico–8.8%
Puerto Rico Commonwealth Infrastructure Financing Authority, Ser 2005 C (AMBAC Insd)(e)	5.50%	07/01/27	275	286,135

Puerto Rico Electric Power Authority, Ser 2007 TT	5.00%	07/01/37	1,000	975,400

Puerto Rico Electric Power Authority, Ser WW	5.25%	07/01/33	500	503,570

Puerto Rico Highway & Transportation Authority, Ref Ser 1993 X	5.50%	07/01/15	2,000	2,175,040

Puerto Rico Infrastructure Financing Authority, Ser 2000 A(i)	5.375%	10/01/10	1,000	1,023,000

Puerto Rico Sales Tax Financing Corp., Ser 2010 A(a)	0.00%	08/01/34	1,000	211,700

Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375%	08/01/39	215	215,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco New York Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico–(continued)

Puerto Rico Sales Tax Financing Corp., Subser 2010 C	5.25%	08/01/41	$325	$321,058

Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Ser 2009 A(i)	5.00%	08/01/11	345	361,567

				6,073,338

Virgin Islands–0.5%
Virgin Islands Public Finance Authority, Matching Fund Loan Diago A	6.625%	10/01/29	345	386,254

TOTAL INVESTMENTS–105.8% (Cost $70,021,432)				72,839,365

OTHER ASSETS LESS LIABILITIES–1.5%				1,042,281

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held–(7.3)%
Notes with interest rate of 0.31% at 06/30/10 and contractual maturities of collateral ranging from 05/01/28 to 06/15/38 (See Note 1I)(j)				(5,060,000)

NET ASSETS–100.0%				$68,821,646

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Assurance Corp.
AMT	– Alternative Minimum Tax
BHAC	– Berkshire Hathaway Assurance Corp.
CR	– Custodial Receipts
ETM	– Escrowed to Maturity
FGIC	– Financial Guaranty Insurance Co.
FHA	– Federal Housing Administration
INSD	– Insured
LOC	– Letter of Credit
NATL-RE	– National Public Finance Guarantee Corp.
Ser	– Series
Ref	– Refunding

Notes to Schedule of Investments:

(a)	Capital appreciation bond.
(b)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.
(c)	Security is considered a cash equivalent.
(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to Special Purpose Trusts entered into by the Fund (See Note 1I).
(g)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $702,268 which represents 1.0% of net assets.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2010 was $352,163 which represented 0.5% of the Fund’s Net Assets.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at June 30, 2010. At June 30, 2010, the Fund’s investments with a value of $8,007,315 are held by the Dealer Trusts and serve as collateral for the $5,060,000 in floating rate note and dealer trust obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco New York Tax-Free Income Fund

Portfolio Composition

By credit quality, based on Net Assets
as of June 30, 2010

AAA	18.2%

AA	33.8

A	23.4

BBB	14.1

BB	5.1

NR	6.2

Cash	(0.8)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco New York Tax-Free Income Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $70,021,432)	$72,839,365

Receivable for:
Investments sold	205,000

Interest	1,111,146

Fund shares sold	353,183

Fund expenses absorbed	5,713

Other assets	20,434

Total assets	74,534,841

Liabilities:
Floating rate note and dealer trusts obligations	5,060,000

Payable for:
Investments purchased	178,901

Fund shares reacquired	137,120

Amount due to custodian	193,864

Dividends	12,947

Accrued fees to affiliates	22,864

Accrued other operating expenses	41,925

Trustee deferred compensation and retirement plans	65,574

Total liabilities	5,713,195

Net assets applicable to shares outstanding	$68,821,646

Net assets consist of:
Shares of beneficial interest	$66,854,927

Undistributed net investment income	234,441

Undistributed net realized gain (loss)	(1,085,655)

Unrealized appreciation	2,817,933

$68,821,646

Net Assets:
Class A	$51,402,207

Class B	$8,314,879

Class C	$3,394,060

Class Y	$5,710,500

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	4,726,588

Class B	769,918

Class C	314,700

Class Y	530,904

Class A:
Net asset value per share	$10.88

Maximum offering price per share, (net asset value of $10.88 divided by 94.50%)	$11.51

Class B:
Net asset value and offering price per share	$10.80

Class C:
Net asset value and offering price per share	$10.79

Class Y:
Net asset value and offering price per share	$10.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco New York Tax-Free Income Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Interest	$1,882,380

Expenses:
Advisory fees	161,905

Administrative services fees	27,014

Custodian fees	1,426

Distribution fees:
Class A	56,480

Class B	14,511

Class C	11,439

Transfer agent fees	14,679

Trustees’ and officers’ fees and benefits	10,962

Reports to shareholders	25,509

Professional services fees	22,299

Interest and residual trust expenses	20,834

Other	21,490

Total expenses	388,548

Less: Fees waived	(61,444)

Net expenses	327,104

Net investment income	1,555,276

Realized and unrealized gain (loss):
Net realized gain of investment securities	222,072

Net change in unrealized appreciation of investment securities	711,717

Net realized and unrealized gain	933,789

Net increase in net assets resulting from operations	$2,489,065

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco New York Tax-Free Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30, 2010	December 31, 2009

Operations:
Net investment income	$1,555,276	$3,229,417

Net realized gain (loss)	222,072	(956,363)

Change in net unrealized appreciation	711,717	7,884,639

Net increase in net assets resulting from operations	2,489,065	10,157,693

Distributions to shareholders from net investment income:
Class A shares	(1,003,123)	(2,069,014)

Class B shares	(328,934)	(691,933)

Class C shares	(60,047)	(128,410)

Class Y shares	(141,186)	(305,375)

Total distributions from net investment income	(1,533,290)	(3,194,732)

Distributions to shareholders from net realized gains:
Class A shares	—	(999,885)

Class B shares	—	(334,293)

Class C shares	—	(72,059)

Class Y shares	—	(139,005)

Total distributions from net realized gains	—	(1,545,242)

Net increase (decrease) from net assets resulting from share transactions	(2,480,528)	(1,870,657)

Net increase (decrease) in net assets	(1,524,753)	3,547,062

Net assets:
Beginning of year	70,346,399	66,799,337

End of year (Includes undistributed net investment income of $234,441 and $212,455, respectively)	$68,821,646	$70,346,399

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco New York Tax-Free Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust), formerly AIM Counselor Series Trust (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley New York Tax-Free Income Fund (the “Acquired Fund”), an investment portfolio of Morgan Stanley Investment Advisors Inc. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to provide a high level of current income exempt from federal, New York State and New York City income tax or other local income taxes, consistent with the preservation of capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B

10        Invesco New York Tax-Free Income Fund

shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

11        Invesco New York Tax-Free Income Fund

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note and dealer trust obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended June 30, 2010 were $4,974,286 and 0.84%, respectively.
J.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.47%

Over $500 million	0.445%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee of $135,466 to Morgan Stanley Investment Advisors Inc. (“MSIA”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.90%, 1.40%, 1.40% and 0.65% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. To the extent that the annualized expense ratio does not exceed the expense limitation, the adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Prior to the Reorganization, MSIA and Morgan Stanley Services Company Inc. (“MSSC”) had voluntarily agreed to cap the Acquired Fund’s operating expenses at 0.65% of the average daily net assets of the Acquired Fund.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  For the period ended June 30, 2010, MSIA waived advisory fees of $61,444.

12        Invesco New York Tax-Free Income Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees. Prior to the Reorganization, the Acquired Fund paid an administration fee of $22,904 to MSSC.
  Also, the Trust has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. Prior to the Reorganization, the Acquired Fund paid $11,929 to Morgan Stanley Trust, which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, the expenses incurred under these agreements are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. For the six months ended June 30, 2010, the distribution fee was accrued for Class B shares at an annual rate of 0.20%.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Morgan Stanley Distributors Inc. (“MSDI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $66,266 to MSDI. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to June 30, 2010, IDI advised the Fund that IDI retained $0 in front-end sales commissions from the sale of Class A shares and $3, $418 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. For the period January 1, 2010 to May 31, 2010 MSDI retained $4,825 in front-end sales commissions from the sale of Class A shares and $58, $254 and $2,696 for Class A, Class B and Class C shares respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$72,839,365	$—	$72,839,365

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall

13        Invesco New York Tax-Free Income Fund

be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2017	$1,185,901

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $7,304,883 and $10,971,171, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,861,501

Aggregate unrealized (depreciation) of investment securities	(1,043,568)

Net unrealized appreciation of investment securities	$2,817,933

Cost of investments is the same for tax and financial statement purposes.

14        Invesco New York Tax-Free Income Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	652,073	$7,084,745	109,018	$1,153,786

Reinvestment of dividends and distributions	103,794	1,124,414	279,522	2,897,033

Redeemed	(298,355)	(3,243,230)	(470,342)	(4,909,047)

Net increase (decrease) — Class A	457,512	4,965,929	(81,802)	(858,228)

Class B
Sold	44,927	484,724	104,467	1,087,201

Reinvestment of dividends and distributions	34,073	366,396	92,244	949,194

Redeemed	(714,630)	(7,701,978)	(249,422)	(2,589,834)

Net increase (decrease) — Class B	(635,630)	(6,850,858)	(52,711)	(553,439)

Class C
Sold	44,720	483,148	60,818	625,415

Reinvestment of dividends and distributions	6,444	69,219	18,265	187,685

Redeemed	(47,629)	(511,148)	(24,224)	(252,825)

Net increase — Class C	3,535	41,219	54,859	560,275

Class Y
Sold	7,684	82,552	27,511	284,961

Reinvestment of dividends and distributions	13,638	146,094	37,684	386,211

Redeemed	(80,530)	(865,464)	(164,291)	(1,690,437)

Net increase (decrease) — Class Y	(59,208)	(636,818)	(99,096)	(1,019,265)

Net increase (decrease) in share activity	(233,791)	$(2,480,528)	(178,750)	$(1,870,657)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 78% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.

NOTE 9 —	Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Fund may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Fund in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Fund is paid the residual cash flow from the bonds held by the special purpose trust.
  The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
  In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
  The Fund may also invest in private placement securities. TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

15        Invesco New York Tax-Free Income Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Selected per share data:
Net asset value, beginning of period	$10.73		$9.92	$11.03	$11.29	$11.31	$11.67

Income (loss) from investment operations:
Net investment income	0.24		0.49	0.49	0.50	0.49	0.52

Net realized and unrealized gain (loss)	0.15		1.04	(0.99)	(0.26)	0.03	(0.17)

Total income (loss) from investment operations	0.39		1.53	(0.50)	0.24	0.52	0.35

Less dividends and distributions from:
Net investment income	(0.24)		(0.48)	(0.48)	(0.49)	(0.48)	(0.51)

Net realized gain	—		(0.24)	(0.13)	(0.01)	(0.06)	(0.20)

Total dividends and distributions	(0.24)		(0.72)	(0.61)	(0.50)	(0.54)	(0.71)

Net asset value, end of period	$10.88		$10.73	$9.92	$11.03	$11.29	$11.31

Total return(a)	3.65%		15.91%	(4.63)%	2.33%	4.63%	3.10%

Net assets, end of period, (000’s omitted)	$51,402		$45,803	$43,152	$49,048	$57,776	$63,437

Ratios to average net assets:
Total expenses
With fee waivers and/or expense reimbursements	0.96	%(b)	0.92%	0.91%	1.00%	0.91%	0.90%

Without fee waivers and/or expense reimbursements	1.14	%(b)	1.13%	1.06%	1.16%	1.03%	1.00%

With fee waivers and/or expense reimbursements, exclusive of interest and residual trust expenses	0.90	%(b)	0.90%	0.91%	0.90%	0.91%	0.90%

Net investment income	4.56	%(b)	4.67%	4.58%	4.49%	4.32%	4.37%

Supplemental data:
Portfolio turnover(c)	10%		41%	9%	4%	12%	15%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Ratios are annualized and based on average daily net assets (000’s omitted) of $45,559.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

16        Invesco New York Tax-Free Income Fund

NOTE 10—Financial Highlights—(continued)

	Class B
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Selected per share data:
Net asset value, beginning of period	$10.65		$9.85	$10.95	$11.21	$11.24	$11.59

Income (loss) from investment operations:
Net investment income	0.24		0.49	0.49	0.51	0.51	0.48

Net realized and unrealized gain (loss)	0.15		1.03	(0.98)	(0.26)	0.02	(0.15)

Total income (loss) from investment operations	0.39		1.52	(0.49)	0.25	0.53	0.33

Less dividends and distributions from:
Net investment income	(0.24)		(0.48)	(0.48)	(0.50)	(0.50)	(0.48)

Net realized gain	—		(0.24)	(0.13)	(0.01)	(0.06)	(0.20)

Total dividends and distributions	(0.24)		(0.72)	(0.61)	(0.51)	(0.56)	(0.68)

Net asset value, end of period	$10.80		$10.65	$9.85	$10.95	$11.21	$11.24

Total return(a)	3.68%		15.90%	(4.60)%	2.36%	4.84%	2.93%

Net assets, end of period, (000’s omitted)	$8,315		$14,970	$14,360	$17,424	$22,629	$26,952

Ratios to average net assets:
Total expenses
With fee waivers and/or expense reimbursements	0.91	%(b)	0.91%	0.90%	0.87%	0.72%	1.21%

Without fee waivers and/or expense reimbursements	1.09	%(b)	1.26%	1.05%	1.03%	0.84%	1.31%

With fee waivers and/or expense reimbursements, exclusive of interest and residual trust expenses	0.85	%(b)	0.89%	0.90%	0.77%	0.72%	1.21%

Net investment income	4.61	%(b)	4.68%	4.59%	4.62%	4.51%	4.06%

Supplemental Data:
Portfolio turnover(c)	10%		41%	9%	4%	12%	15%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Ratios are annualized and based on average daily net assets (000’s omitted) of $14,760.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

17        Invesco New York Tax-Free Income Fund

NOTE 10—Financial Highlights—(continued)

	Class C
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Selected per share data:
Net asset value, beginning of period	$10.64		$9.86	$10.96	$11.22	$11.25	$11.60

Income (loss) from investment operations:
Net investment income	0.22		0.43	0.43	0.44	0.43	0.45

Net realized and unrealized gain (loss)	0.14		1.02	(0.97)	(0.26)	0.03	(0.16)

Total income (loss) from investment operations	0.36		1.45	(0.54)	0.18	0.46	0.29

Less dividends and distributions from:
Net investment income	(0.21)		(0.43)	(0.43)	(0.43)	(0.43)	(0.44)

Net realized gain	—		(0.24)	(0.13)	(0.01)	(0.06)	(0.20)

Total dividends and distributions	(0.21)		(0.67)	(0.56)	(0.44)	(0.49)	(0.64)

Net asset value, end of period	$10.79		$10.64	$9.86	$10.96	$11.22	$11.25

Total return(a)	3.40%		15.09%	(5.07)%	1.80%	4.11%	2.51%

Net assets, end of period, (000’s omitted)	$3,394		$3,311	$2,526	$2,881	$2,832	$4,152

Ratios to average net assets:
Total expenses
With fee waivers and/or expense reimbursements	1.46	%(b)	1.42%	1.41%	1.51%	1.41%	1.41%

Without fee waivers and/or expense reimbursements	1.64	%(b)	1.63%	1.56%	1.67%	1.53%	1.51%

With fee waivers and/or expense reimbursements, exclusive of interest and residual trust expenses	1.40	%(b)	1.40%	1.41%	1.41%	1.41%	1.41%

Net investment income	4.06	%(b)	4.17%	4.08%	3.98%	3.82%	3.86%

Supplemental data:
Portfolio turnover(c)	10%		41%	9%	4%	12%	15%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,076.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

18        Invesco New York Tax-Free Income Fund

NOTE 10—Financial Highlights—(continued)

	Class Y
	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Selected per share data:
Net asset value, beginning of period	$10.61		$9.81	$10.91	$11.16	$11.19	$11.55

Income (loss) from investment operations:
Net investment income	0.25		0.51	0.51	0.52	0.51	0.53

Net realized and unrealized gain (loss)	0.15		1.03	(0.97)	(0.25)	0.03	(0.16)

Total income (loss) from investment operations	0.40		1.54	(0.46)	0.27	0.54	0.37

Less dividends and distributions from:
Net investment income	(0.25)		(0.50)	(0.51)	(0.51)	(0.51)	(0.53)

Net realized gain	—		(0.24)	(0.13)	(0.01)	(0.06)	(0.20)

Total dividends and distributions	(0.25)		(0.74)	(0.64)	(0.52)	(0.57)	(0.73)

Net asset value, end of period	$10.76		$10.61	$9.81	$10.91	$11.16	$11.19

Total return(a)	3.79%		16.22%	(4.40)%	2.56%	4.89%	3.27%

Net assets, end of period, (000’s omitted)	$5,711		$6,262	$6,761	$10,226	$10,824	$9,483

Ratios to average net assets:
Total expenses
With fee waivers and/or expense reimbursements	0.71	%(b)	0.67%	0.66%	0.76%	0.66%	0.66%

Without fee waivers and/or expense reimbursements	0.89	%(b)	0.88%	0.81%	0.92%	0.78%	0.76%

With fee waivers and/or expense reimbursements, exclusive of interest and residual trust expenses	0.65	%(b)	0.65%	0.66%	0.66%	0.66%	0.66%

Net investment income	4.81	%(b)	4.92%	4.83%	4.73%	4.57%	4.61%

Supplemental data:
Portfolio turnover(c)	10%		41%	9%	4%	12%	15%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Ratios are annualized and based on average daily net assets (000’s omitted) of $6,072.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

NOTE 11—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

19        Invesco New York Tax-Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$1,036.10	$4.54	$1,020.33	$4.51	0.90%

B	1,000.00	1,036.50	4.29	1,020.58	4.26	0.85

C	1,000.00	1,033.70	7.06	1,017.85	7.00	1.40

Y	1,000.00	1,037.50	3.28	1,021.57	3.26	0.65

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20        Invesco New York Tax-Free Income Fund

Approval of Investment Advisory and Sub-Advisory Agreements with Invesco Advisers, Inc. and Its Affiliates

The Board of Trustees (the Board) of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco New York Tax-Free Income Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Morgan Stanley retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco

21        Invesco New York Tax-Free Income Fund

Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

22        Invesco New York Tax-Free Income Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Morgan Stanley New York Tax-Free Income Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	3,495,168	240,840	294,667	0

23        Invesco New York Tax-Free Income Fund

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Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
MS-NYTFI-SAR-1       Invesco Distributors, Inc.

Invesco Van Kampen Equity and Income Fund
Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
17	Financial Statements
20	Financial Highlights
24	Notes to Financial Statements
32	Fund Expenses
33	Approval of Investment Advisory and Sub-Advisory Agreements
35	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-4.60%
Class B Shares	-4.64
Class C Shares	-4.90
Class R Shares	-4.83
Class Y Shares	-4.48
Institutional Class Shares	-4.54
Russell 1000 Value Index ▼ (Broad Market Index)	-5.12
Barclays Capital U.S. Government/Credit Index ▼ (Style-Specific Index)	5.49

▼	Lipper Inc.
The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Barclays Capital U.S. Government/Credit Index includes Treasuries and agencies that represent the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements to represent the credit interests.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns

As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (8/3/60)	10.00%
10 Years	3.67
5 Years	0.58
1 Year	8.46

Class B Shares
Inception (5/1/92)	8.87%
10 Year	3.71
5 Years	1.07
1 Year	9.64

Class C Shares
Inception (7/6/93)	8.09%
10 Years	3.51
5 Years	0.97
1 Year	12.96

Class R Shares
Inception (10/1/02)	5.78%
5 Years	1.47
1 Year	14.42

Class Y Shares
Inception (12/22/04)	2.25%
5 Years	1.98
1 Year	15.06

Institutional Class Shares
10 Years	4.27%
5 Years	1.74
1 Year	14.85
Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Equity and Income Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Equity and Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Institutional Class shares performance shown prior to the inception date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 0.82%, 1.57%, 1.57%, 1.07%, 0.57% and 0.50%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
2      Invesco Van Kampen Equity and Income Fund

Letters to Shareholders

  Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

     Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3       Invesco Van Kampen Equity and Income Fund

Schedule of Investments

June 30, 2010 (Unaudited)

	Shares	Value

Common Stocks–62.4%
Aerospace & Defense–0.3%
General Dynamics Corp.	553,185	$32,394,514

Air Freight & Logistics–0.4%
FedEx Corp.	684,520	47,991,697

Apparel Retail–0.6%
Gap, Inc.	3,321,079	64,628,197

Application Software–0.6%
Amdocs Ltd. (Guernsey)(a)	2,423,998	65,084,346

Asset Management & Custody Banks–0.9%
Janus Capital Group, Inc.	3,524,343	31,296,166

State Street Corp.	1,849,919	62,564,260

		93,860,426

Automobile Manufacturers–0.4%
Ford Motor Co.(a)	4,005,205	40,372,466

Biotechnology–0.8%
Genzyme Corp.(a)	1,670,326	84,802,451

Broadcasting & Cable TV–1.1%
Comcast Corp., Class A	6,624,825	115,073,210

Broadcasting–Diversified–0.8%
Time Warner Cable, Inc.	1,676,028	87,287,538

Communications Equipment–0.9%
Cisco Systems, Inc.(a)	4,543,233	96,816,295

Computer Hardware–1.9%
Dell, Inc.(a)	6,065,219	73,146,541

Hewlett-Packard Co.	2,939,151	127,206,456

		200,352,997

Consumer Electronics–0.7%
Sony Corp.–ADR (Japan)	2,649,574	70,690,634

Data Processing & Outsourced Services–0.6%
Western Union Co.	4,095,539	61,064,487

Diversified Banks–1.1%
U.S. Bancorp	1,982,076	44,299,399

Wells Fargo & Co.	2,992,141	76,598,809

		120,898,208

Diversified Chemicals–1.8%
Bayer AG–ADR (Germany)	1,286,933	72,355,363

Dow Chemical Co.	3,019,577	71,624,366

PPG Industries, Inc.	798,029	48,208,932

		192,188,661

Diversified Commercial & Professional Services–0.4%
Cintas Corp.	1,578,826	37,844,459

Diversified Metals & Mining–0.4%
Freeport-McMoRan Copper & Gold, Inc.	707,301	41,822,708

Drug Retail–0.5%
Walgreen Co.	2,101,089	56,099,076

Electric Utilities–2.7%
American Electric Power Co., Inc.	4,585,851	148,122,987

Edison International	985,032	31,245,215

Entergy Corp.	763,032	54,648,352

FirstEnergy Corp.	1,638,354	57,719,212

		291,735,766

Food Distributors–0.7%
Sysco Corp.	2,793,747	79,817,352

Health Care Distributors–0.4%
Cardinal Health, Inc.	1,436,097	48,267,220

Health Care Equipment–0.8%
Covidien PLC (Ireland)	2,226,450	89,458,761

Home Improvement Retail–1.1%
Home Depot, Inc.	4,047,309	113,607,964

Human Resource & Employment Services–0.7%
Manpower, Inc.	887,463	38,320,652

Robert Half International, Inc.	1,374,192	32,362,222

		70,682,874

Hypermarkets & Super Centers–1.1%
Wal-Mart Stores, Inc.	2,556,210	122,877,015

Industrial Conglomerates–3.7%
General Electric Co.	15,579,109	224,650,752

Siemens AG–ADR (Germany)	824,529	73,820,081

Tyco International Ltd. (Switzerland)	2,943,359	103,694,538

		402,165,371

Industrial Machinery–1.3%
Dover Corp.	1,771,180	74,017,612

Ingersoll-Rand PLC (Ireland)	1,900,724	65,555,971

		139,573,583

Insurance Brokers–2.1%
Marsh & McLennan Cos., Inc.	9,890,835	223,038,329

Integrated Oil & Gas–4.6%
ConocoPhillips	1,532,881	75,249,128

Exxon Mobil Corp.	1,186,497	67,713,384

Hess Corp.	1,374,272	69,180,852

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Equity and Income Fund

	Shares	Value

Integrated Oil & Gas–(continued)

Occidental Petroleum Corp.	2,151,026	$165,951,656

Royal Dutch Shell PLC–ADR (United Kingdom)	2,461,149	123,598,903

		501,693,923

Integrated Telecommunication Services–0.6%
Verizon Communications, Inc.	2,407,770	67,465,715

Internet Software & Services–2.1%
eBay, Inc.(a)	7,949,395	155,887,636

Yahoo!, Inc.(a)	5,130,670	70,957,166

		226,844,802

Investment Banking & Brokerage–0.9%
Charles Schwab Corp.	6,619,587	93,865,744

Life & Health Insurance–0.4%
Principal Financial Group, Inc.	1,994,125	46,742,290

Managed Health Care–0.9%
UnitedHealth Group, Inc.	3,452,566	98,052,874

Motorcycle Manufacturers–0.3%
Harley-Davidson, Inc.	1,563,175	34,749,380

Movies & Entertainment–3.1%
Time Warner, Inc.	4,498,000	130,037,180

Viacom, Inc., Class B	6,371,956	199,888,260

		329,925,440

Multi-Utilities–0.3%
PG&E Corp.	667,117	27,418,519

Office Services & Supplies–0.4%
Avery Dennison Corp.	1,267,715	40,731,683

Oil & Gas Equipment & Services–0.8%
Schlumberger Ltd. (Netherlands Antilles)	1,508,798	83,496,881

Oil & Gas Exploration & Production–1.6%
Anadarko Petroleum Corp.	2,065,855	74,556,707

Devon Energy Corp.	1,109,833	67,611,026

Noble Energy, Inc.	525,054	31,676,508

		173,844,241

Other Diversified Financial Services–5.3%
Bank of America Corp.	11,703,177	168,174,654

Citigroup, Inc.(a)	18,511,217	69,602,176

JPMorgan Chase & Co.	9,038,284	330,891,577

		568,668,407

Packaged Foods & Meats–1.9%
Kraft Foods, Inc., Class A	5,450,810	152,622,680

Unilever NV (Netherlands)	1,829,721	49,987,978

		202,610,658

Personal Products–0.6%
Avon Products, Inc.	2,610,869	69,188,029

Pharmaceuticals–4.3%
Abbott Laboratories	1,129,841	52,853,962

Bristol-Myers Squibb Co.	5,277,674	131,625,189

Merck & Co., Inc.	3,251,778	113,714,677

Pfizer, Inc.	6,697,626	95,508,147

Roche Holdings AG–ADR (Switzerland)	2,102,110	72,663,006

		466,364,981

Property & Casualty Insurance–0.7%
Chubb Corp.	1,601,266	80,079,313

Regional Banks–2.4%
BB&T Corp.	2,305,243	60,650,943

Fifth Third Bancorp	4,148,526	50,985,385

PNC Financial Services Group, Inc.	2,640,025	149,161,412

		260,797,740

Semiconductor Equipment–0.3%
Lam Research Corp.(a)	907,894	34,554,446

Semiconductors–0.7%
Intel Corp.	4,161,602	80,943,159

Soft Drinks–0.5%
Coca-Cola Co.	1,082,793	54,269,585

Wireless Telecommunication Services–0.9%
Vodafone Group PLC–ADR (United Kingdom)	4,962,492	102,574,710

Total Common Stocks–62.4%		6,735,379,125

Convertible Preferred Stocks–1.9%
Agricultural Products–0.3%
Archer-Daniels-Midland Co., 6.250%	832,350	30,139,393

Electric Utilities–0.3%
Centerpoint Energy, Inc.	1,300,669	38,109,602

Health Care Facilities–0.2%
HEALTHSOUTH Corp., Ser A, 6.500%	27,000	22,315,500

Health Care Services–0.2%
Omnicare Capital Trust II, 4.000%	600,000	21,360,000

Office Services & Supplies–0.2%
Avery Dennison Corp., 7.875%	529,725	21,136,027

Oil & Gas Storage & Transportation–0.3%
El Paso Energy Capital Trust I, 4.750%	875,900	31,970,350

Regional Banks–0.4%
KeyCorp Ser A, 7.750%	427,098	40,681,085

Total Convertible Preferred Stocks–1.9%		205,711,957

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Equity and Income Fund

			Par Amount
	Coupon	Maturity	(000)	Value

Convertible Corporate Obligations–16.0%
Advertising–0.5%
Interpublic Group of Cos., Inc.	4.750%	03/15/23	$17,229	$17,638,189

Interpublic Group of Cos., Inc.	4.250%	03/15/23	37,739	37,974,869

				55,613,058

Application Software–0.1%
Cadence Design Systems, Inc.(d)	2.625%	06/01/15	14,896	14,560,840

Asset Management & Custody Banks–0.0%
Janus Capital Group, Inc.	3.250%	07/15/14	4,520	4,553,900

Auto Parts & Equipment–0.4%
BorgWarner, Inc.	3.500%	04/15/12	31,810	41,193,950

Automobile Manufacturers–0.9%
Ford Motor Co.	4.250%	11/15/16	60,143	75,253,929

Navistar International Corp.	3.000%	10/15/14	17,645	20,776,987

				96,030,916

Banking–0.5%
Goldman Sachs Group, Inc.(d)	1.000%	03/15/17	61,461	58,702,630

Biotechnology–2.1%
Amgen, Inc.	0.375%	02/01/13	145,000	143,912,500

Amylin Pharmaceuticals, Inc.	3.000%	06/15/14	37,072	31,557,540

Invitrogen Corp.	1.500%	02/15/24	45,000	49,668,750

				225,138,790

Broadcasting & Cable TV–0.8%
Liberty Media LLC	3.125%	03/30/23	64,249	67,541,761

Sinclair Broadcast Group, Inc.	6.000%	09/15/12	21,235	19,801,638

				87,343,399

Casinos & Gaming–0.5%
International Game Technology	3.250%	05/01/14	46,844	51,528,400

Coal & Consumable Fuels–0.4%
Massey Energy Co.	3.250%	08/01/15	53,300	44,572,125

Communications Equipment–0.5%
Ciena Corp.	0.250%	05/01/13	25,049	20,383,624

JDS Uniphase Corp.(d)	1.000%	05/15/26	34,000	30,175,000

				50,558,624

Health Care–1.1%
LifePoint Hospitals, Inc.	3.500%	05/15/14	46,059	42,777,296

Mylan Labs, Inc.	1.250%	03/15/12	62,100	62,100,000

Wright Medical Group, Inc.	2.625%	12/01/14	21,330	18,530,438

				123,407,734

Health Care Services–0.6%
Omnicare, Inc.	3.250%	12/15/35	75,866	63,158,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Equity and Income Fund

			Par Amount
	Coupon	Maturity	(000)	Value

Hotels, Resorts & Cruise Lines–0.3%
Gaylord Entertainment Co.(d)	3.750%	10/01/14	$31,562	$33,061,195

Industrial Conglomerates–0.7%
3M Co., LYON	*	11/21/32	64,000	58,000,000

Textron, Inc.	4.500%	05/01/13	9,876	14,344,890

				72,344,890

Internet Software & Services–0.5%
Symantec Corp.	0.750%	06/15/11	28,864	28,755,760

Symantec Corp.	1.000%	06/15/13	22,117	22,586,986

				51,342,746

Media-Cable–0.3%
Liberty Global, Inc.(d)	4.500%	11/15/16	30,188	35,169,020

Noncaptive-Consumer Finance–0.3%
Jefferies Group, Inc.	3.875%	11/01/29	28,658	27,009,694

Oil & Gas Equipment & Services–0.2%
Cal Dive International, Inc.	3.250%	12/15/25	25,155	21,884,850

Other Diversified Financial Services–0.7%
Affiliated Managers Group, Inc.	3.950%	08/15/38	39,246	38,461,080

NASDAQ OMX Group, Inc.	2.500%	08/15/13	33,536	31,984,960

				70,446,040

Pharmaceuticals–1.3%
Allergan, Inc.	1.500%	04/01/26	30,043	32,897,085

Cephalon, Inc.	2.500%	05/01/14	44,388	46,829,340

Endo Pharmaceuticals Holdings, Inc.(d)	1.750%	04/15/15	28,137	26,730,150

King Pharmaceuticals, Inc.	1.250%	04/01/26	35,517	30,944,186

				137,400,761

Semiconductors–0.8%
Micron Technology, Inc.	1.875%	06/01/14	51,757	45,740,249

Xilinx, Inc.(d)	3.125%	03/15/37	40,978	37,546,092

				83,286,341

Steel–0.4%
Allegheny Technologies, Inc.	4.250%	06/01/14	33,735	43,560,319

Technology–1.9%
Cadence Design Systems, Inc.	1.375%	12/15/11	2,649	2,609,265

Cadence Design Systems, Inc.	1.500%	12/15/13	22,000	19,250,000

Linear Technology Corp.(d)	3.000%	05/01/27	36,420	35,828,175

Lucent Technologies, Inc., Ser B	2.875%	06/15/25	76,524	64,854,090

SanDisk Corp.	1.000%	05/15/13	94,995	84,901,781

				207,443,311

Thrifts & Mortgage Finance–0.0%
MGIC Investment Corp.	5.000%	05/01/17	4,368	3,925,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Equity and Income Fund

			Par Amount
	Coupon	Maturity	(000)	Value

Wireless Telecommunication Services–0.2%
SBA Communications Corp.	1.875%	05/01/13	$24,081	$24,321,810

Total Convertible Corporate Obligations–16.0%				1,727,559,528

Corporate Bonds–9.9%
Agency–1.1%
Federal Home Loan Mortgage Corp.	3.000%	07/28/14	23,700	24,965,505

Federal Home Loan Mortgage Corp.	4.875%	06/13/18	33,000	37,419,492

Federal Home Loan Mortgage Corp.	6.750%	03/15/31	7,000	9,287,681

Federal National Mortgage Association	4.375%	10/15/15	37,970	42,076,492

Federal National Mortgage Association	6.625%	11/15/30	5,970	7,796,611

				121,545,781

Airlines–0.0%
Delta Air Lines	6.200%	07/02/18	3,200	3,244,000

Automotive–0.1%
DaimlerChrysler NA Holding Corp.	7.750%	01/18/11	3,730	3,854,051

DaimlerChrysler NA Holding Corp.	8.500%	01/18/31	645	822,321

Nissan Motor Acceptance Corp.(d)	4.500%	01/30/15	1,920	1,984,726

				6,661,098

Banking–3.0%
Abbey National Treasury Services PLC (United Kingdom)(d)	3.875%	11/10/14	4,645	4,635,772

American Express Co.	8.125%	05/20/19	3,380	4,192,824

Bank of America Corp., Ser L	5.650%	05/01/18	15,855	16,273,692

Bank of America Corp.	5.750%	12/01/17	2,575	2,691,219

Barclays Bank PLC (United Kingdom)	6.750%	05/22/19	8,290	9,247,057

Capital One Bank USA NA	8.800%	07/15/19	8,625	10,740,003

Citibank NA	1.750%	12/28/12	18,400	18,749,874

Citigroup, Inc.	2.250%	12/10/12	69,000	71,146,225

Citigroup, Inc.	6.125%	11/21/17	11,285	11,859,463

Citigroup, Inc.	6.125%	05/15/18	6,965	7,314,633

Citigroup, Inc.	8.500%	05/22/19	4,075	4,862,324

Commonwealth Bank of Australia (Australia)(d)	5.000%	10/15/19	6,095	6,367,046

Credit Suisse (Switzerland)	5.400%	01/14/20	1,775	1,771,706

Credit Suisse New York (Switzerland)	5.300%	08/13/19	3,630	3,865,034

GMAC, Inc.	2.200%	12/19/12	11,500	11,838,831

Goldman Sachs Group, Inc.	6.150%	04/01/18	15,465	16,196,247

Goldman Sachs Group, Inc.	6.750%	10/01/37	4,475	4,412,376

HBOS PLC (United Kingdom)(d)	6.750%	05/21/18	8,310	7,867,165

JPMorgan Chase & Co.	4.950%	03/25/20	2,640	2,741,133

JPMorgan Chase & Co.	6.000%	01/15/18	7,335	8,117,108

KeyBank NA	3.200%	06/15/12	7,500	7,859,385

Lloyds TSB Bank PLC (United Kingdom)(d)	5.800%	01/13/20	1,360	1,283,939

National Australia Bank Ltd. (Australia)(d)	3.750%	03/02/15	3,250	3,338,217

Nationwide Building Society (United Kingdom)(d)	6.250%	02/25/20	8,640	9,314,476

Nordea Bank AB (Sweden)(d)	4.875%	01/27/20	4,395	4,553,382

PNC Funding Corp.	5.125%	02/08/20	5,185	5,414,961

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Equity and Income Fund

			Par Amount
	Coupon	Maturity	(000)	Value

Banking–(continued)

PNC Funding Corp.	6.700%	06/10/19	$3,555	$4,091,778

Rabobank Nederland NV (Netherlands)(d)	4.750%	01/15/20	8,895	9,129,347

Royal Bank of Scotland PLC (United Kingdom)	4.875%	03/16/15	7,480	7,451,207

Santander US Debt SA Unipersonal (Spain)(d)	3.724%	01/20/15	3,200	3,144,686

Standard Chartered Bank (United Kingdom)(d)	6.400%	09/26/17	2,310	2,455,733

Standard Chartered PLC (United Kingdom)(d)	3.850%	04/27/15	3,730	3,733,323

Svenska Handelsbanken AB (Sweden)(d)	5.125%	03/30/20	4,300	4,404,634

UBS AG Stamford Branch (Switzerland)	5.875%	12/20/17	5,100	5,412,991

UBS AG Stamford, CT (Switzerland)	3.875%	01/15/15	1,435	1,425,539

US Bank, NA(c)	3.778%	04/29/20	7,200	7,320,519

Wells Fargo & Co.	5.625%	12/11/17	14,445	15,752,453

				320,976,302

Brokerage–0.2%
Bear Stearns Co., Inc.	7.250%	02/01/18	7,950	9,252,845

Credit Suisse New York (Switzerland)	6.000%	02/15/18	1,647	1,714,949

Merrill Lynch & Co., Inc.	6.875%	04/25/18	8,375	8,968,967

				19,936,761

Building Materials–0.0%
Holcim US Finance Sarl & Cie SCS (Luxembourg)(d)	6.000%	12/30/19	1,885	2,039,506

Chemicals–0.1%
Mosaic Co.(d)	7.625%	12/01/16	4,595	5,043,012

Potash Corp. of Saskatchewan, Inc. (Canada)	5.875%	12/01/36	2,175	2,341,572

				7,384,584

Diversified Banks–0.1%
Bank of Nova Scotia (Canada)	2.375%	12/17/13	5,955	6,097,742

US Bancorp.	2.000%	06/14/13	7,955	8,051,198

				14,148,940

Diversified Manufacturing–0.1%
Brascan Corp. (Canada)	7.125%	06/15/12	1,330	1,429,052

Brookfield Asset Management, Inc. (Canada)	5.800%	04/25/17	2,470	2,501,945

Cooper Industries, Inc.	5.250%	11/15/12	5,380	5,806,541

General Electric Co.	5.250%	12/06/17	4,265	4,655,825

				14,393,363

Electric–0.3%
Electricite de France SA (France)(d)	4.600%	01/27/20	2,100	2,157,416

Enel Finance International SA (Luxembourg)(d)	5.125%	10/07/19	7,500	7,517,332

FirstEnergy Solutions Corp.	6.050%	08/15/21	5,690	5,826,920

Iberdrola Finance Ireland Ltd. (Ireland)(d)	3.800%	09/11/14	2,100	2,094,888

Indianapolis Power & Light Co.(d)	6.300%	07/01/13	1,330	1,445,335

NiSource Finance Corp.	6.800%	01/15/19	4,450	5,018,852

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Equity and Income Fund

			Par Amount
	Coupon	Maturity	(000)	Value

Electric–(continued)

PPL Energy Supply LLC	6.300%	07/15/13	$3,530	$3,920,412

Progress Energy, Inc.	7.050%	03/15/19	6,560	7,795,061

				35,776,216

Electric Utilities–0.0%
CenterPoint Energy Resources Corp.	6.250%	02/01/37	2,420	2,556,805

CenterPoint Energy Resources Corp., Ser B	7.875%	04/01/13	1,805	2,074,573

				4,631,378

Environmental & Facilities Services–0.0%
Republic Services, Inc.(d)	5.500%	09/15/19	3,275	3,542,589

Food & Beverage–0.3%
Anheuser-Busch InBev Worldwide, Inc.(d)	7.200%	01/15/14	4,705	5,415,862

Bunge Ltd. Finance Corp.	8.500%	06/15/19	1,995	2,379,565

ConAgra Foods, Inc.	7.000%	10/01/28	1,342	1,593,194

ConAgra Foods, Inc.	8.250%	09/15/30	4,085	5,348,117

FBG Finance Ltd. (Australia)(d)	5.125%	06/15/15	6,815	7,425,604

Kraft Foods, Inc.	5.375%	02/10/20	2,150	2,303,911

Kraft Foods, Inc.	6.875%	02/01/38	842	987,523

Kraft Foods, Inc.	6.875%	01/26/39	2,030	2,385,851

Kraft Foods, Inc.	7.000%	08/11/37	7,025	8,318,417

				36,158,044

Food Retail–0.1%
Wrigley (WM) Jr., Co.(d)(e)	1.913%	06/28/11	10,705	10,738,453

Health Care–0.2%
Medco Health Solutions, Inc.	7.125%	03/15/18	6,265	7,493,970

Quest Diagnostics, Inc.	4.750%	01/30/20	3,055	3,076,499

UnitedHealth Group, Inc.	6.000%	02/15/18	5,745	6,443,995

				17,014,464

Health Care Equipment–0.1%
CareFusion Corp.	4.125%	08/01/12	5,885	6,162,642

Independent Energy–0.0%
Questar Market Resources, Inc.	6.800%	04/01/18	4,495	4,710,071

Integrated Energy–0.0%
Hess Corp.	6.000%	01/15/40	3,875	4,023,021

Integrated Oil & Gas–0.0%
Shell International Finance BV (Netherlands)	3.100%	06/28/15	4,595	4,666,884

Life Insurance–0.5%
Aegon NV (Netherlands)	4.625%	12/01/15	3,000	3,108,841

American General Corp.	7.500%	08/11/10	5,000	5,013,750

John Hancock Global Funding II(d)	7.900%	07/02/10	730	730,139

MetLife, Inc., Ser A	6.817%	08/15/18	3,070	3,467,959

MetLife, Inc., Ser B	7.717%	02/15/19	220	261,121

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Equity and Income Fund

			Par Amount
	Coupon	Maturity	(000)	Value

Life Insurance–(continued)

Nationwide Financial Services, Inc.	6.250%	11/15/11	$3,155	$3,300,832

Pacific LifeCorp(d)	6.000%	02/10/20	3,350	3,484,393

Platinum Underwriters Finance, Inc., Ser B	7.500%	06/01/17	3,100	3,298,621

Principal Financial Group, Inc.	8.875%	05/15/19	3,005	3,692,529

Prudential Financial, Inc.	4.750%	09/17/15	4,910	5,089,820

Prudential Financial, Inc.	6.625%	12/01/37	3,395	3,548,265

Prudential Financial, Inc.	7.375%	06/15/19	365	419,336

Reinsurance Group of America, Inc.	6.450%	11/15/19	3,350	3,578,505

Xlliac Global Funding(d)	4.800%	08/10/10	11,365	11,368,373

				50,362,484

Media-Cable–0.3%
Comcast Corp.	5.150%	03/01/20	3,280	3,429,853

Comcast Corp.	5.700%	05/15/18	4,535	4,979,546

Comcast Corp.	6.450%	03/15/37	2,000	2,152,652

Cox Communications, Inc.	7.250%	11/15/15	5,000	5,848,357

Time Warner Cable, Inc.	6.750%	06/15/39	1,725	1,906,527

Time Warner Cable, Inc.	8.750%	02/14/19	3,855	4,859,663

Time Warner, Inc.	5.875%	11/15/16	2,595	2,923,724

Time Warner, Inc.	7.700%	05/01/32	3,115	3,742,110

				29,842,432

Media-Noncable–0.2%
Grupo Televisa SA (Mexico)	6.000%	05/15/18	1,285	1,391,535

NBC Universal, Inc.(d)	5.150%	04/30/20	3,425	3,583,395

News America, Inc.	7.850%	03/01/39	5,830	7,265,020

Vivendi (France)(d)	6.625%	04/04/18	2,760	3,198,126

WPP Finance (United Kingdom)	8.000%	09/15/14	3,125	3,666,254

				19,104,330

Metals–0.3%
Anglo American Capital PLC (United Kingdom)(d)	9.375%	04/08/19	4,085	5,219,495

ArcelorMittal (Luxembourg)	9.850%	06/01/19	6,840	8,556,563

Freeport-McMoRan Cooper & Gold, Inc.	8.375%	04/01/17	1,355	1,493,464

Rio Tinto Finance USA Ltd. (Australia)	9.000%	05/01/19	5,115	6,700,854

Southern Copper Corp.	5.375%	04/16/20	1,145	1,155,772

Southern Copper Corp.	6.750%	04/16/40	1,655	1,664,896

Vale Overseas Ltd. (Cayman Islands)	5.625%	09/15/19	3,570	3,784,683

Vale Overseas Ltd. (Cayman Islands)	6.875%	11/10/39	1,040	1,094,313

				29,670,040

Noncaptive-Consumer Finance–0.9%
American Express Credit Corp., Ser C	7.300%	08/20/13	7,075	8,032,931

General Electric Capital Corp.	2.625%	12/28/12	46,300	48,157,516

General Electric Capital Corp.	5.500%	01/08/20	1,995	2,114,907

General Electric Capital Corp.	5.625%	05/01/18	9,325	9,934,128

General Electric Capital Corp.	5.875%	01/14/38	2,775	2,718,868

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Equity and Income Fund

			Par Amount
	Coupon	Maturity	(000)	Value

Noncaptive-Consumer Finance–(continued)

General Electric Capital Corp.	6.000%	08/07/19	$8,900	$9,673,707

Household Finance Corp.	6.375%	10/15/11	6,316	6,636,977

HSBC Finance Corp.	5.500%	01/19/16	740	793,673

HSBC Finance Corp.	6.750%	05/15/11	4,430	4,616,553

HSBC Finance Corp.	8.000%	07/15/10	1,925	1,928,474

				94,607,734

Office–0.0%
Digital Realty Trust, LP(d)(g)	4.500%	07/15/15	5,075	5,059,623

Oil Field Services–0.1%
Petrobras International Finance
Co. (Cayman Islands)	5.750%	01/20/20	4,440	4,466,549

Weatherford International Ltd. (Switzerland)	9.625%	03/01/19	4,930	5,971,683

				10,438,232

Other–0.0%
NASDAQ OMX Group, Inc.	5.550%	01/15/20	4,325	4,432,187

Other Diversified Financial Services–0.0%
Erac USA Finance Co.(d)	5.800%	10/15/12	1,195	1,298,290

Erac USA Finance Co.(d)(g)	2.750%	07/01/13	3,415	3,435,664

				4,733,954

Packaged Foods & Meats–0.0%
Grupo Bimbo SAB de CV(d)	4.875%	06/30/20	4,480	4,519,129

Packaging–0.0%
Sealed Air Corp.(d)	7.875%	06/15/17	1,765	1,846,996

Pharmaceuticals–0.0%
Biogen Idec, Inc.	6.875%	03/01/18	4,185	4,807,511

Pipelines–0.3%
Energy Transfer Partners LP	8.500%	04/15/14	4,500	5,219,474

Enterprise Products Operating LLC	5.250%	01/31/20	2,325	2,411,717

Enterprise Products Operating LLC	6.500%	01/31/19	4,310	4,814,359

Plains All American Pipeline LP	6.700%	05/15/36	3,815	3,840,890

Plains All American Pipeline LP	8.750%	05/01/19	3,370	4,044,408

Spectra Energy Capital LLC	7.500%	09/15/38	2,245	2,524,053

Texas Eastern Transmission LP	7.000%	07/15/32	3,835	4,586,446

				27,441,347

Property & Casualty Insurance–0.1%
AIG SunAmerica Global Financing VI(d)	6.300%	05/10/11	1,775	1,784,984

Allstate Corp.	7.450%	05/16/19	3,065	3,617,132

Catlin Insurance Co. Ltd. (Bermuda)(c)(d)	7.249%	12/01/49	4,070	3,276,024

				8,678,140

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Equity and Income Fund

			Par Amount
	Coupon	Maturity	(000)	Value

Railroads–0.1%
CSX Corp.	6.150%	05/01/37	$1,710	$1,869,640

CSX Corp.	6.750%	03/15/11	5,000	5,195,102

				7,064,742

REITS–0.2%
AvalonBay Communities, Inc.	6.100%	03/15/20	3,400	3,777,908

Boston Properties LP	5.875%	10/15/19	3,850	4,136,434

Simon Property Group LP	6.750%	05/15/14	4,250	4,747,093

WEA Finance LLC(d)	6.750%	09/02/19	4,725	5,250,066

				17,911,501

Restaurants–0.1%
Yum! Brands, Inc.	5.300%	09/15/19	4,215	4,545,755

Yum! Brands, Inc.	6.250%	03/15/18	1,130	1,295,147

				5,840,902

Retailers–0.2%
CVS Lease Pass-Through Trust	6.036%	12/10/28	7,642	7,971,229

Home Depot, Inc.	5.875%	12/16/36	4,560	4,663,051

Kohl’s Corp.	6.875%	12/15/37	4,210	5,070,040

Wal-Mart Stores, Inc.	5.250%	09/01/35	2,060	2,160,189

Wal-Mart Stores, Inc.	6.500%	08/15/37	710	862,880

				20,727,389

Services–0.0%
Ryder System, Inc.	7.200%	09/01/15	1,640	1,909,038

Sovereigns–0.1%
Export-Import Bank of Korea (Republic of Korea (South Korea))	4.125%	09/09/15	2,320	2,357,012

Korea Development Bank (Republic of Korea (South Korea))	4.375%	08/10/15	3,360	3,444,407

				5,801,419

Supermarkets–0.1%
Delhaize America, Inc.	9.000%	04/15/31	1,065	1,444,450

Delhaize Group (Belgium)	5.875%	02/01/14	3,780	4,223,909

Kroger Co.	6.900%	04/15/38	1,000	1,208,817

				6,877,176

Technology–0.2%
Amphenol Corp.	4.750%	11/15/14	2,920	3,082,385

Cisco Systems, Inc.	5.900%	02/15/39	2,015	2,229,101

Corning, Inc.	6.625%	05/15/19	715	832,504

Corning, Inc.	7.250%	08/15/36	1,160	1,379,158

IBM Corp.	5.600%	11/30/39	2,310	2,566,335

KLA Instruments Corp.	6.900%	05/01/18	3,100	3,483,505

Xerox Corp.	5.625%	12/15/19	890	951,581

Xerox Corp.	6.350%	05/15/18	2,795	3,110,391

				17,634,960

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Equity and Income Fund

			Par Amount
	Coupon	Maturity	(000)	Value

Tobacco–0.1%
BAT International Finance PLC (United Kingdom)(d)	9.500%	11/15/18	$3,465	$4,556,172

Philip Morris International, Inc.	5.650%	05/16/18	4,510	4,953,071

				9,509,243

Wireline–0.4%
AT&T Corp.	8.000%	11/15/31	1,785	2,293,341

AT&T, Inc.	6.300%	01/15/38	8,767	9,557,014

Deutsche Telekom International Finance BV (Netherlands)	8.750%	06/15/30	2,485	3,208,545

SBC Communications, Inc.	6.150%	09/15/34	3,610	3,847,135

Telecom Italia Capital SA (Luxembourg)	6.999%	06/04/18	6,160	6,575,560

Telecom Italia Capital SA (Luxembourg)	7.175%	06/18/19	3,260	3,507,582

Telefonica Europe (Netherlands)	8.250%	09/15/30	5,750	7,113,909

Verizon Communications, Inc.	6.350%	04/01/19	3,930	4,583,860

Verizon Communications, Inc.	8.950%	03/01/39	3,435	4,958,253

				45,645,199

Total Corporate Bonds–9.9%				1,072,219,805

United States Treasury Obligations–6.7%
United States Treasury Bonds	3.500%	02/15/39	30,000	27,867,190

United States Treasury Bonds	4.250%	05/15/39	9,700	10,256,234

United States Treasury Bonds	4.375%	11/15/39	13,000	14,033,907

United States Treasury Bonds	4.625%	02/15/40	17,900	20,120,717

United States Treasury Bonds	6.125%	11/15/27	19,000	25,008,751

United States Treasury Bonds	8.000%	11/15/21	3,557	5,172,100

United States Treasury Notes	1.375%	09/15/12	21,200	21,527,938

United States Treasury Notes	1.500%	12/31/13	25,000	25,207,032

United States Treasury Notes	1.750%	08/15/12	4,080	4,175,625

United States Treasury Notes	1.750%	03/31/14	9,500	9,632,109

United States Treasury Notes	2.000%	09/30/10	10,000	10,044,141

United States Treasury Notes	2.250%	01/31/15	19,180	19,653,506

United States Treasury Notes	2.375%	10/31/14	301,000	310,500,309

United States Treasury Notes	2.625%	07/31/14	95,125	99,405,627

United States Treasury Notes	3.375%	11/15/19	20,000	20,712,500

United States Treasury Notes	3.625%	08/15/19	56,760	60,005,962

United States Treasury Notes	3.750%	11/15/18	34,000	36,629,688

Total United States Treasury Obligations–6.7%				719,953,336

Foreign Government Obligations–0.3%
Brazilian Government
International Bond (Brazil)	6.000%	01/17/17	16,195	17,871,182

Italian Republic (Italy)	6.875%	09/27/23	6,235	7,118,915

Republic of Peru (Peru)	7.125%	03/30/19	1,615	1,917,813

Total Foreign Government Obligations–0.3%				26,907,910

Municipal Bonds–0.2%
California–0.0%
California St Taxable Var Purp 3	5.950%	04/01/16	2,745	2,933,088

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Equity and Income Fund

			Par Amount
	Coupon	Maturity	(000)	Value

Georgia–0.1%
Municipal Elec Auth GA Build America Bonds	6.655%	04/01/57	$4,980	$4,944,592

Municipal Elec Auth GA Build America Bonds Taxable Plt	6.637%	04/01/57	2,600	2,575,222

				7,519,814

Illinois–0.1%
Chicago, IL O’Hare Intl Arpt Build America Bonds	6.395%	01/01/40	1,480	1,610,373

Chicago, IL Transit Auth Sales Tax Receipts Rev Build America Bonds, Ser B	6.200%	12/01/40	3,945	4,156,768

Illinois St Toll Hwy Auth Toll Hwy Rev Build America Bonds Direct Pmt Taxable Sr Priority	6.184%	01/01/34	2,970	3,103,620

				8,870,761

New York–0.0%
New York Build America Bonds	5.968%	03/01/36	3,555	3,754,222

Total Municipal Bonds–0.2%				23,077,885

Asset Backed Securities–0.1%
ARI Fleet Lease Trust(d)(e)	1.791%	08/15/18	3,600	3,601,383

GE Dealer Floorplan Master Note Trust(d)(e)	1.888%	10/20/14	5,075	5,077,857

Total Asset Backed Securities–0.1%				8,679,240

Total Long-Term Investments–97.5% (Cost $10,844,715,338)				10,519,488,786

	Shares	Value

Money Market Funds–2.0%
Liquid Assets Portfolio–Institutional Class(b)	107,483,874	107,483,874

Premier Portfolio–Institutional Class(b)	107,483,874	107,483,874

Total Money Market Funds–2.0% (Cost $214,967,748)		214,967,748

Short-Term Investments–0.0%
United States Government Agency Obligations–0.0%
United States Treasury Bill ($3,400,000 par, yielding 0.139%, 10/28/10 maturity)(f)	3,398,436

Total Short-Term Investments–0.0% (Cost $3,397,761)	3,398,436

TOTAL INVESTMENTS–99.5% (Cost $11,063,080,847)	10,737,854,970

OTHER ASSETS IN EXCESS OF LIABILITIES–0.5%	56,531,185

NET ASSETS–-100.0%	$10,794,386,155

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
(c)	Variable Rate Coupon
(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(e)	Floating Rate Coupon
(f)	All or a portion of this security has been physically segregated in connection with open futures contracts.
(g)	Security purchased on a when-issued or delayed delivery basis.

ADR	– American Depositary Receipt
LYON	– Liquid Yield Option Note

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Equity and Income Fund

Futures contracts outstanding as of June 30, 2010:

	Number	Unrealized
	of	Appreciation/
	Contracts	Depreciation

Long Contracts:
U.S. Treasury Notes 2-Year Futures, September 2010 (Current Notional Value of $218,828 per contract)	1,991	$1,862,382

Short Contracts:
U.S. Treasury Bond 30-Year Futures, September 2010 (Current Notional Value of $127,500 per contract)	262	(776,315)

U.S. Treasury Notes 5-Year Futures, September 2010 (Current Notional Value of $118,352 per contract)	1,754	(2,346,107)

U.S. Treasury Notes 10-Year Futures, September 2010 (Current Notional Value of $122,547 per contract)	1,143	(2,374,187)

Total Short Contracts	3,159	(5,496,609)

Total Futures Contracts	5,150	$(3,634,227)

Portfolio Composition

By security type, based on Net Assets
as of June 30, 2010

Common Stocks	62.4%

Convertible Corporate Obligations	16.0

Corporate Bonds	9.9

United States Treasury Obligations	6.7

Convertible Preferred Stocks	1.9

Foreign Government Obligations	0.3

Municipal Bonds	0.2

Asset Backed Securities	0.1

Money Market Funds Plus Other Asset in Excess of Liabilities	2.5

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)
  The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
		Other Significant	Significant
Investments	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Asset Position
Equity Securities
Common Stocks (excluding ADR securities)	$6,169,688,451	$—	$—	$6,169,688,451

ADR Securities	420,672,306	145,018,368	—	565,690,674

Convertible Preferred Stocks	113,316,505	92,395,452	—	205,711,957

Money Market Funds	214,967,748		—	214,967,748

Convertible Corporate Obligations	—	1,727,559,528	—	1,727,559,528

Corporate Bonds	—	1,072,219,805	—	1,072,219,805

United States Treasury Obligations	—	719,953,336	—	719,953,336

Foreign Government Obligations	—	26,907,910	—	26,907,910

Municipal Bonds	—	23,077,885	—	23,077,885

Asset Backed Securities	—	8,679,240	—	8,679,240

Short-Term Investments		3,398,436	—	3,398,436

Futures	1,862,382	—	—	1,862,382

Total Investments in an Asset Position	$6,920,507,392	$3,819,209,960	$—	$10,739,717,352

Investments in a Liability Position Futures	$(5,496,609)	$—	$—	$(5,496,609)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $10,848,113,099)	$10,522,887,222

Investments in affiliated money market funds, at value and cost	214,967,748

Receivables:
Fund shares sold	300,482,367

Investments sold	60,492,851

Interest	26,151,956

Dividends	20,128,609

Other	1,274

Total assets	11,145,112,027

Liabilities:
Payables:
Fund shares repurchased	288,881,956

Investments purchased	51,589,027

Distributor and affiliates	4,521,987

Custodian bank	478,105

Variation margin on futures	72,404

Accrued expenses	5,182,393

Total liabilities	350,725,872

Net assets	$10,794,386,155

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$12,023,815,235

Accumulated undistributed net investment income	3,121,539

Net unrealized depreciation	(328,860,104)

Accumulated net realized loss	(903,690,515)

Net assets	$10,794,386,155

Maximum offering price per share:
Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,590,468,105 and 1,031,197,202 shares of beneficial interest issued and outstanding)	$7.36

Maximum sales charge (5.50% of offering price)	0.43

Maximum offering price to public	$7.79

Class B Shares:
Net asset value and offering price per share (based on net assets of $1,310,466,631 and 181,500,004 shares of beneficial interest issued and outstanding)	$7.22

Class C Shares:
Net asset value and offering price per share (based on net assets of $1,225,379,501 and 168,815,626 shares of beneficial interest issued and outstanding)	$7.26

Class R Shares:
Net asset value and offering price per share (based on net assets of $168,531,941 and 22,792,261 shares of beneficial interest issued and outstanding)	$7.39

Class Y Shares:
Net asset value and offering price per share (based on net assets of $435,837,866 and 59,200,167 shares of beneficial interest issued and outstanding)	$7.36

Institutional Share Class:
Net asset value and offering price per share (based on net assets of $63,702,111 and 8,655,068 shares of beneficial interest issued and outstanding)	$7.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Equity and Income Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $604,504)	$94,041,967

Interest	69,358,570

Total income	163,400,537

Expenses:
Investment advisory fee	20,948,126

Distribution (12b-1) and service fees
Class A	10,356,201

Class B	2,898,014

Class C	6,671,780

Class R	444,200

Transfer agent fees — A, B, C, R and Y	9,127,910

Reports to shareholders	1,084,139

Accounting and administrative expenses	763,155

Trustees’ fees and related expenses	224,529

Custody	187,407

Professional fees	185,014

Registration fees	90,470

Other	181,447

Total expenses	53,162,392

Net investment income	110,238,145

Realized and unrealized gain/loss:
Realized gain/loss:
Investments	301,296,009

Futures	(9,331,013)

Swap contracts	80,232

Net realized gain	292,045,228

Unrealized appreciation/depreciation:
Beginning of the period	585,509,667

End of the period:
Investments	(325,225,877)

Futures	(3,634,227)

(328,860,104)

Net unrealized depreciation during the period	(914,369,771)

Net realized and unrealized loss	(622,324,543)

Net decrease in net assets from operations	$(512,086,398)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Equity and Income Fund

Statements of Changes in Net Assets

(Unaudited)

For the six	For the
months ended	year ended
June 30,	December 31,
2010	2009

From investment activities:
Operations:
Net investment income	$110,238,145	$233,664,480

Net realized gain	292,045,228	124,608,587

Net unrealized appreciation/depreciation during the period	(914,369,771)	1,979,469,250

Change in net assets from operations	(512,086,398)	2,337,742,317

Distributions from net investment income:
Class A	(78,382,627)	(169,870,784)

Class B	(13,309,304)	(34,279,040)

Class C	(7,934,994)	(18,888,668)

Class R	(1,478,570)	(2,837,918)

Class Y	(5,663,612)	(10,397,866)

Institutional Class	(53)	-0	-

Total distributions	(106,769,160)	(236,274,276)

Net change in net assets from investment activities	(618,855,558)	2,101,468,041

From capital transactions:
Proceeds from shares sold	925,899,069	1,465,117,527

Net asset value of shares issued through dividend reinvestment	98,638,236	217,024,419

Cost of shares repurchased	(1,676,385,454)	(3,473,291,737)

Net change in net assets from capital transactions	(651,848,149)	(1,791,149,791)

Total increase/decrease in net assets	(1,270,703,707)	310,318,250

Net assets:
Beginning of the period	12,065,089,862	11,754,771,612

End of the period (including accumulated undistributed net investment income (loss) of $3,121,539 and $(347,446), respectively)	$10,794,386,155	$12,065,089,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Van Kampen Equity and Income Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Class A Shares
Net asset value, beginning of the period	$7.79		$6.45	$8.84	$9.12	$8.68	$8.62

Net investment income	0.08	(a)	0.15 (a)	0.20 (a)	0.22 (a)	0.20 (a)	0.17

Net realized and unrealized gain/loss	(0.43)		1.34	(2.36)	0.08	0.86	0.49

Total from investment operations	(0.35)		1.49	(2.16)	0.30	1.06	0.66

Less:
Distributions from net investment income	0.08		0.15	0.22	0.22	0.20	0.18

Distributions from net realized gain	-0-		-0-	0.01	0.36	0.42	0.42

Total distributions	0.08		0.15	0.23	0.58	0.62	0.60

Net asset value, end of the period	$7.36		$7.79	$6.45	$8.84	$9.12	$8.68

Total return(b)	(4.60	)%*	23.51%	(24.78)%	3.26%	12.53%	7.81%

Net assets at end of the period (in millions)	$7,590.5		$8,395.7	$8,214.1	$13,332.5	$12,604.9	$10,376.7

Ratio of expenses to average net assets	0.80	%(c)	0.82%	0.79%	0.76%	0.78%	0.78%

Ratio of net investment income to average net assets	1.95	%(c)	2.15%	2.59%	2.32%	2.29%	1.98%

Portfolio turnover	17	%*	78%	56%	35%	39%	38%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). For shares purchased prior to June 1, 2010, the maximum sales charge was 5.75%. On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $8,360,309.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Van Kampen Equity and Income Fund

	Six months ended
	June 30,		Year ended December 31,
	2010		2009		2008		2007		2006	2005

Class B Shares
Net asset value, beginning of the period	$7.64		$6.33		$8.68		$8.97		$8.55	$8.49

Net investment income	0.07	(a)	0.14	(a)	0.20	(a)	0.17	(a)	0.13 (a)	0.11

Net realized and unrealized gain/loss	(0.42)		1.32		(2.32)		0.08		0.84	0.49

Total from investment operations	(0.35)		1.46		(2.12)		0.25		0.97	0.60

Less:
Distributions from net investment income	0.07		0.15		0.22		0.18		0.13	0.12

Distributions from net realized gain	-0-		-0-		0.01		0.36		0.42	0.42

Total distributions	0.07		0.15		0.23		0.54		0.55	0.54

Net asset value, end of the period	$7.22		$7.64		$6.33		$8.68		$8.97	$8.55

Total return(b)	(4.64	)%(c)*	23.48	%(c)	(24.78	)%(c)	2.71	%(c)	11.66%	7.15%

Net assets at end of the period (in millions)	$1,310.5		$1,594.1		$1,693.8		$2,978.3		$3,270.4	$3,222.1

Ratio of expenses to average net assets	0.94	%(c)(d)	0.82	%(c)	0.79	%(c)	1.25	%(c)	1.53%	1.53%

Ratio of net investment income to average net assets	1.81	%(c)(d)	2.16	%(c)	2.59	%(c)	1.83	%(c)	1.54%	1.22%

Portfolio turnover	17	%*	78%		56%		35%		39%	38%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1%.
(d)	Ratios are based on average daily net assets (000’s omitted) of $1,526,739.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Van Kampen Equity and Income Fund

	Six months ended
	June 30,		Year ended December 31,
	2010		2009		2008		2007	2006	2005

Class C Shares
Net asset value, beginning of the period	$7.68		$6.36		$8.72		$9.01	$8.58	$8.52

Net investment income	0.05	(a)	0.09	(a)	0.14	(a)	0.14 (a)	0.14 (a)	0.11

Net realized and unrealized gain/loss	(0.42)		1.33		(2.32)		0.08	0.84	0.49

Total from investment operations	(0.37)		1.42		(2.18)		0.22	0.98	0.60

Less:
Distributions from net investment income	0.05		0.10		0.17		0.15	0.13	0.12

Distributions from net realized gain	-0-		-0-		0.01		0.36	0.42	0.42

Total distributions	0.05		0.10		0.18		0.51	0.55	0.54

Net asset value, end of the period	$7.26		$7.68		$6.36		$8.72	$9.01	$8.58

Total return(b)	(4.90	)%(c)*	22.63	%(c)	(25.33	)%(c)	2.41%	11.73%	7.12%

Net assets at end of the period (in millions)	$1,225.4		$1,375.5		$1,340.4		$2,333.4	$2,267.4	$1,968.8

Ratio of expenses to average net assets	1.54	%(c)(d)	1.56	%(c)	1.50	%(c)	1.51%	1.53%	1.53%

Ratio of net investment income to average net assets	1.21	%(c)(d)	1.40	%(c)	1.88	%(c)	1.57%	1.54%	1.22%

Portfolio turnover	17	%*	78%		56%		35%	39%	38%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1%.
(d)	Ratios are based on average daily net assets (000’s omitted) of $1,361,400.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        Invesco Van Kampen Equity and Income Fund

	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Class R Shares
Net asset value, beginning of the period	$7.83		$6.48	$8.87	$9.16	$8.72	$8.65

Net investment income	0.07	(a)	0.13 (a)	0.18 (a)	0.19 (a)	0.18 (a)	0.15

Net realized and unrealized gain/loss	(0.44)		1.35	(2.36)	0.08	0.86	0.50

Total from investment operations	(0.37)		1.48	(2.18)	0.27	1.04	0.65

Less:
Distributions from net investment income	0.07		0.13	0.20	0.20	0.18	0.16

Distributions from net realized gain	-0-		-0-	0.01	0.36	0.42	0.42

Total distributions	0.07		0.13	0.21	0.56	0.60	0.58

Net asset value, end of the period	$7.39		$7.83	$6.48	$8.87	$9.16	$8.72

Total return(b)	(4.83	)%*	23.25%	(24.89)%	2.87%	12.20%	7.65%

Net assets at end of the period (in millions)	$168.5		$169.7	$148.4	$192.9	$151.8	$101.8

Ratio of expenses to average net assets	1.05	%(c)	1.07%	1.04%	1.01%	1.03%	1.03%

Ratio of net investment income to average net assets	1.70	%(c)	1.88%	2.35%	2.07%	2.04%	1.73%

Portfolio turnover	17	%*	78%	56%	35%	39%	38%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $179,152.
*	Non-Annualized

	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Class Y Sharesˆ
Net asset value, beginning of the period	$7.79		$6.45	$8.84	$9.12	$8.69	$8.61

Net investment income	0.09	(a)	0.16 (a)	0.22 (a)	0.24 (a)	0.23 (a)	0.17

Net realized and unrealized gain/loss	(0.44)		1.35	(2.36)	0.08	0.84	0.53

Total from investment operations	(0.35)		1.51	(2.14)	0.32	1.07	0.70

Less:
Distributions from net investment income	0.08		0.17	0.24	0.24	0.22	0.20

Distributions from net realized gain	-0-		-0-	0.01	0.36	0.42	0.42

Total distributions	0.08		0.17	0.25	0.60	0.64	0.62

Net asset value, end of the period	$7.36		$7.79	$6.45	$8.84	$9.12	$8.69

Total return(b)	(4.48	)%*	23.82%	(24.60)%	3.52%	12.68%	8.33%

Net assets at end of the period (in millions)	$435.8		$530.0	$358.1	$392.8	$154.7	$58.7

Ratio of expenses to average net assets	0.55	%(c)	0.57%	0.54%	0.51%	0.53%	0.55%

Ratio of net investment income to average net assets	2.20	%(c)	2.34%	2.85%	2.57%	2.53%	2.17%

Portfolio turnover	17	%*	78%	56%	35%	39%	38%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Ratios are based on average daily net assets (000’s omitted) of $534,814.
ˆ	On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        Invesco Van Kampen Equity and Income Fund

	June 1, 2010
	(commencement of
	operations) to
	June 30, 2010

Institutional Class
Net asset value, beginning of the period	$7.59

Net investment income(a)	0.02

Net realized and unrealized gain/loss	(0.21)

Total from investment operations	(0.19)

Distributions from net investment income	0.04

Net asset value, end of the period	$7.36

Total return(b)	(2.51	)%*

Net assets at end of the period (in millions)	$63.7

Ratio of expenses to average net assets	0.37	%(d)

Ratio of net investment income to average net assets	2.61	%(d)

Portfolio turnover(c)	17%

(a)	Based on average shares outstanding.
(b)	Assumes reinvestment of all distributions for the period. This return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
(d)	Ratios are based on average daily net assets (000’s omitted) of $10.
*	Non-Annualized

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Equity and Income Fund (the “Fund”) is organized as a series of the AIM Counselor Series Trust (Invesco Counselor Series Trust), formerly AIM Counselor Series Trust (the “Trust”), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of twenty-two separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Equity and Income Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class R Shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I Shares received Class Y Shares of the Fund. Information for the Acquired Fund’s — Class I Shares prior to the Reorganization is included with Class Y Shares throughout this report. Institutional Class Shares commenced operations on the Reorganization Date.
  The Fund’s investment objective is to seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A Shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B Shares and Class C Shares are sold with a CDSC. Class R, Class Y, and Institutional Class Shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions, including estimates and assumptions regarding taxation, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity

24        Invesco Van Kampen Equity and Income Fund

are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Fair Value Measurements — GAAP defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — Prices are based on quoted prices in active markets for identical investments.
Level 2 — Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.
Level 3 — Prices are based on significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions — Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may purchase and sell securities on a “when-issued”, “delayed delivery” or “forward commitment” basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during the period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate

25        Invesco Van Kampen Equity and Income Fund

assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At June 30, 2010, the Fund had $8,495,287 of when-issued, delayed delivery or forward purchase commitments.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (losses) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gain (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
D.	Income and Expenses — Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.
E.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
F.	Federal Income Taxes — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is presented in the financial statements. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2009, the Fund had an accumulated capital loss carryforward for tax purposes of $1,187,333,524 which will expire according to the following schedule.

Amount	Expiration

$748,794,735	December 31, 2016

438,538,789	December 31, 2017

Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$504,722,564

Aggregate unrealized (depreciation) of investment securities	(836,681,851)

Net unrealized appreciation (depreciation) of investment securities	$(331,959,287)

Cost of investments for tax purposes is $11,069,814,257.

G.	Distribution of Income and Gains — The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, including a portion of premiums received from written options, and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
The tax character of distributions paid during the fiscal year ended December 31, 2009 were as follows:

Distributions paid from ordinary income	$236,274,276

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,186,654

26        Invesco Van Kampen Equity and Income Fund

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.
H.	Foreign Currency Translation — Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the last quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized gains and losses on foreign currency transactions on the Statement of Operations include the net realized amount from the sale of the foreign currency and the amount realized between trade date and settlement date on security transactions.

NOTE 2—Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	% Per Annum

First $150 million	0.50%

Next $100 million	0.45%

Next $100 million	0.40%

Over $350 million	0.35%

  Prior to Reorganization, the Acquired Fund paid $17,678,037 in advisory fees to Van Kampen Asset Management based on the annual rates above of the Acquired Funds’s average daily net assets
  Under the terms of a master sub-advisory agreement approved by shareholders of the Fund between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization Date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) of Class A Shares to 0.82%, Class B Shares to 1.57%, Class C Shares to 1.57%, Class R Shares to 1.07%, Class Y Shares to 0.57% and Institutional Class Shares to 0.57% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. For the period ended June 30, 2010, the Adviser did not waive any advisory fees under this agreement.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. provided accounting services and the CCO provided compliance services to the Acquired Fund. Pursuant to such agreements, the Acquired Fund paid $299,086 to Van Kampen Investments Inc. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Accounting and administrative expenses”. Additionally, Invesco has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. Pursuant to such agreement, for the period ended June 30, 2010, IIS was paid $1,402,138 for providing such services. Prior to the Reorganization, the Acquired Fund paid $2,482,997 to Van Kampen Investor Services Inc., which served as the Acquired Fund’s transfer agent. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Transfer agent fees”.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or Invesco Distributors, Inc. (“IDI”).
  “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ Fees and Related Expenses” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ Fees and Related Expenses” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  For the period ended June 30, 2010, the Fund paid legal fees of $0 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust. Prior to the Reorganization, the Acquired Fund recognized expenses of $161,427

27        Invesco Van Kampen Equity and Income Fund

representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a director of the Acquired Fund was a partner of such firm and he and his law firm provided legal services as legal counsel to the Acquired Fund.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.
  With respect to Class B and Class C Shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A Shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse the Distributor for any such expenses.
  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Van Kampen Funds Inc. to serve as the distributor for the Class A, Class B, Class C and Class R Shares. Pursuant to such agreements, the Acquired Fund paid $17,152,807 to Van Kampen Funds Inc.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A Shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to June 30, 2010, IDI advised the Fund that IDI retained $88,621 in front-end sales commissions from the sale of Class A Shares and $30, $162,926 and $2,804 from Class A, Class B and Class C Shares, respectively, for CDSC imposed on redemptions by shareholders.
  Prior to the Reorganization, Van Kampen Funds Inc., as distributor for the Acquired Fund, advised the Fund that it received commissions on sales of the Acquired Fund’s Class A Shares of $850,761 and CDSC on redeemed shares of $839,804.

NOTE 3—Share Information

For the six months ended June 30, 2010 and the year ended December 31, 2009, transactions were as follows:

	For the		For the
	six months ended		year ended
	June 30, 2010(a)		December 31, 2009
	Shares	Value	Shares	Value

Sales:
Class A	79,631,144	$631,170,248	152,455,661	$1,019,540,444

Class B	7,964,984	62,263,397	17,040,669	112,317,617

Class C	6,832,134	53,706,848	14,723,990	97,030,036

Class R	4,716,611	37,447,999	7,528,313	50,828,631

Class Y	9,975,404	77,609,028	27,440,102	185,400,799

Institutional Class	8,655,061	63,701,549	-0-	-0-

Total Sales	117,775,338	925,899,069	219,188,735	1,465,117,527

Dividend Reinvestment:
Class A	9,608,377	74,627,118	24,446,316	1161,015,444

Class B	1,636,527	12,525,016	4,987,667	32,122,352

Class C	870,817	6,684,401	2,469,812	15,782,993

Class R	160,236	1,249,945	346,588	2,295,727

Class Y	459,248	3,551,703	864,221	5,807,903

Institutional Class	7	53	-0-	-0-

Total Dividend Reinvestment	12,735,212	98,638,236	33,114,604	217,024,419

Repurchases:
Class A	(135,451,953)	(1,073,274,730)	(373,158,614)	(2,461,244,129)

Class B	(36,639,775)	(285,269,995)	(81,100,246)	(528,724,358)

Class C	(17,885,467)	(140,012,107)	(48,861,338)	(317,406,185)

Class R	(3,766,039)	(30,051,639)	(9,103,508)	(60,374,499)

Class Y	(19,234,587)	(147,776,983)	(15,826,484)	(105,542,566)

Institutional Class	-0-	-0-	-0-	-0-

Total Repurchases	(212,977,821)	$(1,676,385,454)	(528,050,190)	$(3,473,291,737)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 0.6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

28        Invesco Van Kampen Equity and Income Fund

NOTE 4—Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government securities and money market funds, if any, were $1,764,410,645 and $2,066,849,536, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $238,900,434 and $541,002,553, respectively.

NOTE 5—Derivative Financial Instruments

A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.
The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are valued each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is generally recognized.

A.	Futures Contracts — The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker’s name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). When entering into futures contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as a counterparty to all exchange traded futures, guarantees the futures against default. The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.
Transactions in futures contracts for the six months ended June 30, 2010, were as follows:

Contracts

Outstanding at December 31, 2009	3,582

Futures Opened	16,144

Futures Closed	(14,576)

Outstanding at June 30, 2010	5,150

B.	Option Contracts — The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursing its investment objectives. The Fund may use option contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of “Investments at value” on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.
The Fund may write covered call and put options. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently valued to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying securities to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. For the six months ended June 30, 2010, there were no transactions in options.
C.	Swap Contracts — The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount, to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount which approximates the notional amount of the swap, is disclosed in the table following the Schedule of Investments, if any, and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. For the six months ended June 30, 2010, the average notional amounts of credit default swap contracts entered into by the Fund acting as a buyer or seller of protection were $1,100,000 and $0, respectively. In the event of an adverse credit event, the

29        Invesco Van Kampen Equity and Income Fund

seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
The current credit rating of each individual issuer is listed in the table following the Schedule of Investments, if any, and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. The Fund’s maximum risk or loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts. Interest rate swaps are contractual agreements to exchange interest payments calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payments are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligation under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty of the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. For the six months ended June 30, 2010, the average notional amount of interest rate swap contracts entered into by the Fund was $0.
Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Schedule of Investments. Cash collateral has been offset against open swap contracts under GAAP and are included within “Swap Contracts” on the Statement of Assets and Liabilities, if any. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.
The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2010.

	Asset Derivatives			Liability Derivatives
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest Rate Contracts	Variation Margin on Futures	$1,862,382	*	Variation Margin on Futures	$(5,496,609	)*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund’s realized gains/losses and change in unrealized appreciation/depreciation by type of derivative contract for the six months ended June 30, 2010.

Amount of Realized Gain/Loss on Derivative Contracts
Primary Risk Exposure	Futures	Swaps	Total

Credit Contracts	$-0-	$80,232	$80,232

Interest Rate Contracts	(9,331,013)	-0-	(9,331,013)

Total	$(9,331,013)	$80,232	$(9,250,781)

30        Invesco Van Kampen Equity and Income Fund

Change in Unrealized Appreciation/Depreciation on Derivative Contracts
Primary Risk Exposure	Futures	Swaps	Total

Credit Contracts	$-0-	$(5,300)	$(5,300)

Interest Rate Contracts	(5,303,564)	-0-	(5,303,564)

Total	$(5,303,564)	$(5,300)	$(5,308,864)

NOTE 6—Mortgage Backed Securities

The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies — Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States. Securities of FNMA and FHLMC include those issued in principal only or interest only components. A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS’s.
  These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk — the risk that, as mortgage interest rates fall, borrowers will refinance and “prepay” principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund’s mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.
  To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.
  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund.
  The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

NOTE 7—Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Change in Independent Registered Public Accounting Firm

In connection with the Reorganization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the Acquired Fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

31        Invesco Van Kampen Equity and Income Fund

Calculating your ongoing Fund expenses

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/10– 6/30/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Paid During
Class	(01/01/10)	(06/30/10)	Period*	(06/30/10)	Period*
Class A	$1,000.00	$953.95	$3.88	$1,020.83	4.01%

Class B	1,000.00	953.59	4.55	1,020.13	4.71

Class C	1,000.00	950.99	7.45	1,017.16	7.70

Class R	1,000.00	951.72	5.08	1,019.59	5.26

Class Y	1,000.00	955.15	2.67	1,022.07	2.76

Institutional Class	1,000.00	974.90	0.29	1,022.96	1.86

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80%, 0.94%, 1.54%, 1.05%, 0.55%, and 0.37% for Class A, B, C, R, Y, and Institutional Class Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), except for Institutional Class Shares “Actual” information, which reflects the period from Commencement of Operations through June 30, 2010. The expense ratios for Class B and C Shares reflect actual 12b-1 fees of less than 1%.
Assumes all dividends and distributions were reinvested.

32        Invesco Van Kampen Equity and Income Fund

Approval of Investment Advisory and Sub-Advisory Agreements With Invesco Advisers, Inc. And Its Affiliates

The Board of Trustees (the Board) of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen Equity and Income Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco

33        Invesco Van Kampen Equity and Income Fund

Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

34        Invesco Van Kampen Equity and Income Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Equity and Income Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	817,600,583	35,716,371	84,630,947	0

35        Invesco Van Kampen Equity and Income Fund

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Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-EQI-SAR-1      Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	September 3, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor

Philip A. Taylor
Principal Executive Officer

Date:	September 3, 2010

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer

Date:	September 3, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.